RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Disclosure of non derivative financial assets and liabilities

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI	US$.	—	US$.	—	US$.	—	US$.	173.57	US$.	173.57	US$.	114.03
Debt securities at amortized cost		42.60		42.60		—		40.14		39.53		—
Commercial loan		265.99		250.27		93.76		3,795.18		2,153.01		648.03
Consumer loan		1.41		1.41		—		376.64		366.47		153.71
Mortgage loan		0.38		0.38		—		1,364.86		1,362.16		373.44
Total financial assets indexed to Libor references	US$.	310.38	US$.	294.66	US$.	93.76	US$.	5,750.39	US$.	4,094.74	US$.	1,289.21
Liabilities
Time deposits	US$.	—	US$.	—	US$.	—	US$.	30.00	US$.	—	US$.	—
Borrowing from banks and others		376.30		347.30		45.62		3,152.34		1,884.77		884.52
Borrowing from development entities		1.09		0.67		—		2.68		1.04		—
Total Liabilities	US$.	377.39	US$.	347.97	US$.	45.62	US$.	3,185.02	US$.	1,885.81	US$.	884.52

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI	Ps.	—	Ps.	—	Ps.	—	Ps.	691,014	Ps.	691,014	Ps.	453,954
Debt securities at amortized cost		204,905		204,905		—		159,807		157,374		—
Commercial loan		1,279,449		1,203,822		451,004		15,028,710		8,575,044		2,580,902
Consumer loan		6,788		6,788		—		1,499,453		1,458,972		611,950
Mortgage loan		1,816		1,816		—		5,433,713		5,422,963		1,486,718
Total financial assets indexed to Libor references	Ps.	1,492,958	Ps.	1,417,331	Ps.	451,004	Ps.	22,812,697	Ps.	16,305,367	Ps.	5,133,524
Liabilities
Time deposits	Ps.	—	Ps.	—	Ps.	—	Ps.	119,435	Ps.	—	Ps.	—
Borrowing from banks and others		1,810,670		1,671,174		219,459		12,569,745		7,504,316		3,521,789
Borrowing from development entities		5,257		3,220		—		11,511		4,892		—
Total Liabilities	Ps.	1,815,927	Ps.	1,674,394	Ps.	219,459	Ps.	12,700,691	Ps.	7,509,208	Ps.	3,521,789

Disclosure of derivatives and hedge accounting

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps	US$.	1.86	US$.	1.67	US$.	1.86	US$.	0.56	US$.	0.15	US$.	—
Cross-currency swaps		15.02		7.55		15.02		6.59		2.25		—
Total	US$.	16.88	US$.	9.22	US$.	16.88	US$.	7.15	US$.	2.40	US$.	0.00
Trading derivative liabilities
Interest rate swaps	US$.	2.30	US$.	2.12	US$.	2.30	US$.	2.50	US$.	1.55	US$.	—
Cross-currency swaps		23.63		14.37		23.63		17.55		7.32		—
Total	US$.	25.93	US$.	16.49	US$.	25.93	US$.	20.05	US$.	8.87	US$.	0.00
Derivatives held for risk management
Interest rate swaps	US$.	0.53	US$.	0.16	US$.	0.16	US$.	21.42	US$.	20.50	US$.	20.50
Total	US$.	0.53	US$.	0.16	US$.	0.16	US$.	21.42	US$.	20.50	US$.	20.50

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps	Ps.	8,949	Ps.	8,014	Ps.	8,949	Ps.	2,217	Ps.	593	Ps.	—
Cross-currency swaps		72,240		36,298		72,240		26,225		8,950		—
Total	Ps.	81,189	Ps.	44,312	Ps.	81,189	Ps.	28,442	Ps.	9,543	Ps.	—
Trading derivative liabilities
Interest rate swaps	Ps.	11,063	Ps.	10,182	Ps.	11,063	Ps.	9,937	Ps.	6,179	Ps.	—
Cross-currency swaps		113,650		69,114		113,650		69,858		29,133		—
Total	Ps.	124,713	Ps.	79,296	Ps.	124,713	Ps.	79,795	Ps.	35,312	Ps.	—
Derivatives held for risk management
Interest rate swaps	Ps.	2,585	Ps.	786	Ps.	786	Ps.	85,294	Ps.	81,614	Ps.	81,614
Total	Ps.	2,585	Ps.	786	Ps.	786	Ps.	85,294	Ps.	81,614	Ps.	81,614

Disclosure of credit risk exposure

Assets	December 31, 2022		December 31, 2021
Cash and cash equivalents (*)	Ps.	13,234,832	Ps.	30,245,268
Trading investments in debt securities		3,760,887		4,741,287
Investments in debt securities mandatorily at FVTPL		1,378		—
Investments in debt securities at FVOCI		22,461,805		37,493,866
Investments in debt securities at amortized cost		9,771,492		5,775,070
Derivatives instruments		2,041,405		1,162,909
Hedging derivatives		20,854		44,248
Loans
Commercial		104,775,099		122,027,804
Consumer		59,419,444		76,889,145
Mortgage		17,883,355		29,120,316
Microcredit		267,720		317,739
Interbank and overnight funds		5,967,743		3,218,433
Other accounts receivable FVTPL		3,507,231		3,228,480
Other accounts receivable at amortized cost		20,255,758		16,181,527
Total financial assets with credit risk	Ps.	263,369,003	Ps.	330,446,092
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,679,653		4,886,575
Credit commitments		26,328,516		43,049,746
Total exposure to credit risk outside of the statement of financial position	Ps.	31,008,169	Ps.	47,936,321
Total maximum exposure to credit risk	Ps.	294,377,172	Ps.	378,382,413

(*)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h)

Disclosure of financial assets

December 31, 2022

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	110,742,842	Ps.	5,494,190	Ps.	105,248,652
Interbank and overnight funds		5,967,743		1,444		5,966,299
Client portfolio		104,775,099		5,492,746		99,282,353
Consumer		59,419,444		3,311,912		56,107,532
Residential mortgage		17,883,355		352,441		17,530,914
Microcredit		267,720		38,971		228,749
Total portfolio	Ps.	188,313,361	Ps.	9,197,514	Ps.	179,115,847

December 31, 2021

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	125,246,237	Ps.	5,857,131	Ps.	119,389,106
Interbank and overnight funds		3,218,433		2,386		3,216,047
Client portfolio		122,027,804		5,854,745		116,173,059
Consumer		76,889,145		4,581,004		72,308,141
Residential mortgage		29,120,316		732,407		28,387,909
Microcredit		317,739		105,070		212,669
Total portfolio	Ps.	231,573,437	Ps.	11,275,612	Ps.	220,297,825

Disclosure of each credit risk category

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

Disclosure of credit quality of financial assets

Total Portfolio

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	157,604,134	Ps.	1,939,187	Ps.	1,204	Ps.	159,544,525
7.5% - 15%		4,875,905		2,088,694		4		6,964,603
15% - 22.5%		2,174,448		869,741		16		3,044,205
22.5% - 30%		109,505		3,766,407		26		3,875,938
30% - 45%		56,951		1,801,667		80		1,858,698
45% - 60%		34,363		412,814		43		447,220
60% - 90%		48,319		855,614		3,602		907,535
> 90%		2,398		40,784		11,627,455		11,670,637
TOTAL	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	180,615,328	Ps.	6,434,636	Ps.	384	Ps.	187,050,348
7.5% - 15%		9,118,305		3,280,770		189		12,399,264
15% - 22.5%		789,446		3,489,521		25		4,278,992
22.5% - 30%		140,222		2,465,098		37		2,605,357
30% - 45%		127,038		3,506,321		99		3,633,458
45% - 60%		18,134		5,499,764		279		5,518,177
60% - 90%		5,510		2,120,466		1,066		2,127,042
> 90%		5,138		101,997		13,853,664		13,960,799
TOTAL	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

Commercial – Client portfolio

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	86,598,567	Ps.	779,368	Ps.	9	Ps.	87,377,944
7.5% - 15%		2,822,740		1,381,629		—		4,204,369
15% - 22.5%		471,990		155,459		—		627,449
22.5% - 30%		44,608		2,870,642		6		2,915,256
30% - 45%		2,642		206,391		—		209,033
45% - 60%		15,250		38,374		6		53,630
60% - 90%		2,336		235,002		683		238,021
> 90%		101		5,229		9,144,067		9,149,397
TOTAL	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	97,948,422	Ps.	3,979,842	Ps.	28	Ps.	101,928,292

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
7.5% - 15%		2,351,842		469,870		188		2,821,900
15% - 22.5%		441,936		1,650,110		—		2,092,046
22.5% - 30%		44,434		1,019,403		—		1,063,837
30% - 45%		48,970		965,305		—		1,014,275
45% - 60%		15,318		3,600,621		164		3,616,103
60% - 90%		5,195		57,424		—		62,619
> 90%		2,263		5,400		9,421,069		9,428,732
TOTAL	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

Consumer

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,264,495	Ps.	1,077,991	Ps.	1,193	Ps.	50,343,679
7.5% - 15%		1,524,921		614,921		4		2,139,846
15% - 22.5%		1,578,584		241,505		16		1,820,105
22.5% - 30%		59,316		808,475		19		867,810
30% - 45%		53,242		1,465,667		78		1,518,987
45% - 60%		6,671		196,343		34		203,048
60% - 90%		41,647		488,980		2,915		533,542
> 90%		252		35,081		1,957,094		1,992,427
TOTAL	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	57,159,315	Ps.	2,084,770	Ps.	356	Ps.	59,244,441
7.5% - 15%		6,187,490		1,508,771		1		7,696,262
15% - 22.5%		319,342		772,795		24		1,092,161
22.5% - 30%		70,402		1,143,141		35		1,213,578
30% - 45%		70,804		1,547,538		83		1,618,425
45% - 60%		1,297		1,129,306		115		1,130,718
60% - 90%		215		1,550,628		1,063		1,551,906
> 90%		2,875		91,777		3,247,002		3,341,654
TOTAL	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

Mortgage

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	15,619,231	Ps.	81,828	Ps.	2	Ps.	15,701,061
7.5% - 15%		520,960		92,144		—		613,104
15% - 22.5%		83,260		472,777		—		556,037
22.5% - 30%		2,201		86,928		1		89,130
30% - 45%		776		116,377		2		117,155
45% - 60%		—		178,097		3		178,100
60% - 90%		—		131,170		4		131,174
> 90%		—		474		497,120		497,594
TOTAL	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	22,224,572	Ps.	369,997	Ps.	—	Ps.	22,594,569
7.5% - 15%		476,755		1,302,129		—		1,778,884
15% - 22.5%		22,014		1,066,616		1		1,088,631
22.5% - 30%		12,899		301,834		2		314,735
30% - 45%		6,909		991,992		16		998,917
45% - 60%		—		769,729		—		769,729
60% - 90%		—		471,393		3		471,396
> 90%		—		4,820		1,098,635		1,103,455
TOTAL	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

Microcredit

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	154,099	Ps.	—	Ps.	—	Ps.	154,099
7.5% - 15%		7,284		—		—		7,284
15% - 22.5%		40,614		—		—		40,614
22.5% - 30%		3,380		362		—		3,742
30% - 45%		291		13,232		—		13,523
45% - 60%		12,442		—		—		12,442
60% - 90%		4,336		462		—		4,798
> 90%		2,045		—		29,173		31,218
TOTAL	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	66,191	Ps.	27	Ps.	—	Ps.	66,218
7.5% - 15%		100,613		—		—		100,613
15% - 22.5%		6,154		—		—		6,154
22.5% - 30%		12,487		720		—		13,207
30% - 45%		355		1,486		—		1,841
45% - 60%		1,519		108		—		1,627
60% - 90%		100		41,021		—		41,121
> 90%		—		—		86,958		86,958
TOTAL	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

Interbank and overnight funds

December 31, 2022
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	5,967,742	Ps.	—	Ps.	—	Ps.	5,967,742
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		1		1
TOTAL	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743

December 31, 2021
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	3,216,828	Ps.	—	Ps.	—	Ps.	3,216,828
7.5% - 15%		1,605		—		—		1,605
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

Loan commitments and financial guarantee contracts

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	26,786,851	Ps.	249,902	Ps.	69	Ps.	27,036,822
7.5% - 15%		286,943		1,053,719		10		1,340,672
15% - 22.5%		10,450		1,865,391		98		1,875,939
22.5% - 30%		2,033		232,787		180		235,000
30% - 45%		1,469		303,823		777		306,069
45% - 60%		83		79,811		700		80,594
60% - 90%		532		47,631		728		48,891
> 90%		—		13		84,169		84,182
TOTAL	Ps.	27,088,361	Ps.	3,833,077	Ps.	86,731	Ps.	31,008,169

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	43,415,038	Ps.	263,329	Ps.	667	Ps.	43,679,034
7.5% - 15%		1,495,285		117,201		75		1,612,561
15% - 22.5%		38,875		2,034,625		153		2,073,653
22.5% - 30%		16,802		80,460		404		97,666
30% - 45%		5,874		114,349		1,478		121,701
45% - 60%		442		175,708		1,408		177,558
60% - 90%		199		69,091		1,274		70,564
> 90%		30		1,023		102,531		103,584
TOTAL	Ps.	44,972,545	Ps.	2,855,786	Ps.	107,990	Ps.	47,936,321

Disclosure of credit worthiness

	December 31, 2022		December 31, 2021
Investment grade	Ps.	12,051,274	Ps.	16,351,608
Central bank		4,541,687		5,113,247
Financial entities		7,509,587		11,238,361
Speculative grade		1,148,798		13,820,904
Central bank		2,058		11,200,970
Financial entities		1,146,740		2,619,934
Without grade or not available		34,760		72,756
Financial entities		34,760		72,756
Cash and cash equivalent with third parties	Ps.	13,234,832	Ps.	30,245,268
Cash held by entity (*)	Ps.	3,798,025	Ps.	6,397,561
Total	Ps.	17,032,857	Ps.	36,642,829

(*)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure of other receivables

		December 31, 2022
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	—	Ps.	13,231,073
Other accounts receivable related to gas, energy services, contributions and others		1,149,977		123,649		198,941		—		1,472,567
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		5,552,118		5,552,118
Total other receivables	Ps.	14,381,050	Ps.	123,649	Ps.	198,941	Ps.	5,552,118	Ps.	20,255,758

		December 31, 2021
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	—	Ps.	10,384,254
Other accounts receivable related to gas, energy services, contributions and others		1,051,546		83,952		159,333		—		1,294,831
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		4,502,442		4,502,442
Total other receivables	Ps.	11,435,800	Ps.	83,952	Ps.	159,333	Ps.	4,502,442	Ps.	16,181,527

Disclosure of exposure to credit risk by segment for accounts receivable

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	120,256	Ps.	20,603	Ps.	22,976	Ps.	163,835
Gas		759,221		95,581		67,255		922,057
Energy		71,471		6,592		95,875		173,938
Other accounts receivable		199,029		873		12,835		212,737
Total segmentation	Ps.	1,149,977	Ps.	123,649	Ps.	198,941	Ps.	1,472,567

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	153,917	Ps.	—	Ps.	—	Ps.	153,917
Gas		656,962		80,326		72,759		810,047
Energy		73,084		3,626		86,574		163,284
Other accounts receivable		167,583		—		—		167,583
Total segmentation	Ps.	1,051,546	Ps.	83,952	Ps.	159,333	Ps.	1,294,831

Disclosure of information about the exposure to credit risk and ECLs for other accounts receivables

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2022	rate	amount		allowance			impaired
0–30 days past due	0.67%	Ps.	4,884,653	Ps.	32,592	Ps.	—
31–60 days past due	7.94%		94,105		7,471		—
61–90 days past due	12.64%		66,299		8,378		—
More than 90 days past due	61.28%		507,061		310,732		507,061
		Ps.	5,552,118	Ps.	359,173	Ps.	507,061

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2021	rate	amount		allowance			impaired
0–30 days past due	1.24%	Ps.	3,189,052	Ps.	39,473	Ps.	—
31–60 days past due	2.22%		678,002		15,081		—
61–90 days past due	13.42%		56,125		7,534		—
More than 90 days past due	42.49%		579,263		246,102		579,263
		Ps.	4,502,442	Ps.	308,190	Ps.	579,263

Disclosure of credit rating in trading derivatives and hedge derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2022
Derivative assets	Ps.	72,500,745	Ps.	2,041,405	Ps.	29,203,700	Ps.	12,991
Derivative liabilities		62,639,638		1,757,606		20,116,392		11,213
2021
Derivative assets	Ps.	63,868,342	Ps.	1,162,909	Ps.	18,568,369	Ps.	5,441
Derivative liabilities		57,021,642		1,049,910		11,681,893		8,648

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2022
Derivative assets	Ps.	829,105	Ps.	20,854	Ps.	—	Ps.	—
Derivative liabilities		533,829		3,568		—		—
2021
Derivative assets	Ps.	2,077,334	Ps.	44,248	Ps.	1,469,048	Ps.	—
Derivative liabilities		5,001,665		55,813		2,857,279		—

Disclosure of mortgage loans and advances by range of lone-to-value (LTV) ratio

	December 31, 2022		December 31, 2021
LTV ratio
Less than 50%	Ps.	6,828,495	Ps.	9,023,386
51 – 70%		6,139,066		9,821,038
71 – 90%		3,595,794		8,588,798
91 – 100%		1,019,031		1,347,872
More than 100%		300,969		339,222
Total	Ps.	17,883,355	Ps.	29,120,316

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals

	December 31, 2022		December 31, 2021
LTV ratio
Less than 50%	Ps.	141,621	Ps.	230,561
51 – 70%		184,151		346,707
More than 70%		171,360		521,389
Total	Ps.	497,132	Ps.	1,098,657

Disclosure of credit portfolio per type of guarantees received

									Interbank and
December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	57,471,266	Ps.	53,550,006	Ps.	2,042	Ps.	224,582	Ps.	1,179,355	Ps.	112,427,251
Loans secured by other banks		322,063		774		—		—		—		322,837
Collateralized credits:
Mortgages		988,888		124,990		15,549,938		651		—		16,664,467
Other real estate		13,026,949		260,832		6,494		215		—		13,294,490
Investments in equity instruments		410,669		—		—		—		—		410,669
Deposits in cash or cash equivalents		1,412,983		167,194		—		—		—		1,580,177
Leased machineries and vehicles		8,148,297		18,072		2,266,986		—		—		10,433,355
Fiduciary agreements, standby letters and guarantee funds		9,822,855		31,166		57,895		41,354		—		9,953,270
Pledged income		3,731,465		—		—		—		—		3,731,465
Pledges		3,657,840		5,190,680		—		52		—		8,848,572
Other assets		5,781,824		75,730		—		866		4,788,388		10,646,808
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

									Interbank and
December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	59,158,224	Ps.	66,439,942	Ps.	8,615	Ps.	199,049	Ps.	920,517	Ps.	126,726,347
Loans secured by other banks		130,507		2,873		—		—		—		133,380
Collateralized credits:
Mortgages		722,048		100,014		27,072,481		944		—		27,895,487
Other real estate		26,764,073		1,691,761		5,019		211		—		28,461,064
Investments in equity instruments		446,066		—		—		—		—		446,066
Deposits in cash or cash equivalents		1,970,279		222,014		—		—		—		2,192,293
Leased machineries and vehicles		8,726,191		361,770		1,969,170		—		—		11,057,131
Fiduciary agreements, standby letters and guarantee funds		10,071,120		32,225		64,975		114,188		—		10,282,508
Pledged income		3,814,831		—		—		—		—		3,814,831
Pledges		5,443,246		7,953,877		56		124		—		13,397,303
Other assets		4,781,219		84,669		—		3,223		2,297,916		7,167,027
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

As of December 31, 2022, and 2021, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2022				December 31, 2021
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	22,537,899	Ps.	15,742,699	Ps.	29,813,813	Ps.	27,396,891
Stage 3		2,574,521		2,479,275		2,989,892		2,691,236
	Ps.	25,112,420	Ps.	18,221,974	Ps.	32,803,705	Ps.	30,088,127

Disclosure of loss allowance on loans assuming each forward-looking scenario

		December 31, 2022					December 31, 2021
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	104,775,099	Ps.	104,775,099	Ps.	104,775,099	Ps.	122,027,804	Ps.	122,027,804	Ps.	122,027,804
Consumer		59,419,444		59,419,444		59,419,444		76,889,145		76,889,145		76,889,145
Mortgages		17,883,355		17,883,355		17,883,355		29,120,316		29,120,316		29,120,316
Microcredit		267,720		267,720		267,720		317,739		317,739		317,739
Interbank and overnight founds		5,967,743		5,967,743		5,967,743		3,218,433		3,218,433		3,218,433
Total gross exposure	Ps.	188,313,361	Ps.	188,313,361	Ps.	188,313,361	Ps.	231,573,437	Ps.	231,573,437	Ps.	231,573,437

Loss Allowance for each scenario
Commercial	Ps.	5,390,734	Ps.	5,472,794	Ps.	5,523,548	Ps.	5,720,145	Ps.	5,830,791	Ps.	5,940,469
Consumer		3,248,144		3,338,076		3,370,089		4,410,869		4,599,286		4,766,627
Mortgages		347,828		378,471		352,819		670,926		732,072		785,675
Microcredit		37,614		38,752		40,161		102,434		105,148		107,139
Interbank and overnight founds		10,311		11,275		11,997		7,198		7,279		7,335
Total Loss Allowance	Ps.	9,034,631	Ps.	9,239,368	Ps.	9,298,614	Ps.	10,911,572	Ps.	11,274,576	Ps.	11,607,245
The table below shows the loan portfolio in Stage 2 for each scenario.
Proportion of Assets in Stage 2
Commercial		5.6%		5.9%		5.9%		9.8%		10.1%		10.5%
Consumer		8.0%		8.2%		8.6%		11.3%		12.7%		14.0%
Mortgages		6.3%		6.4%		6.5%		16.9%		17.5%		18.2%
Microcredit		5.2%		5.2%		5.3%		13.7%		13.7%		13.7%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Disclosure of each exposure to a credit risk grade

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit bureaus.	-Data from credit bureaus.	-Data from credit bureaus.	-Data from credit bureaus.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

Disclosure of loss allowance

	December 31, 2022
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Commercial loan client portfolio	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	—	Ps.	5,492,746
Consumer loan portfolio		839,904		853,159		1,618,849		—		3,311,912
Mortgage loan portfolio		48,763		52,639		251,039		—		352,441
Microcredit loan portfolio		6,238		4,922		27,811		—		38,971
Interbank loan and overnight founds portfolio		1,444		—		—		—		1,444
Total loan portfolio	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	—	Ps.	9,197,514
Investments in debt securities at amortized cost		28,563		8,367		—		—		36,930
Other accounts receivable		24,977		20,201		140,123		197,115		382,416
Total loss allowance financial assets at amortized cost	Ps.	1,548,427	Ps.	1,454,490	Ps.	6,416,828	Ps.	197,115	Ps.	9,616,860

Investments in debt securities at FVOCI	Ps.	12,686	Ps.	—	Ps.	—	Ps.	—	Ps.	12,686
Loan commitments and financial guarantee contracts		58,160		6,461		289		—		64,910
Total loss allowance	Ps.	1,619,273	Ps.	1,460,951	Ps.	6,417,117	Ps.	197,115	Ps.	9,694,456

	December 31, 2021
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Commercial loan client portfolio	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	—	Ps.	5,854,745
Consumer loan portfolio		1,066,543		1,396,101		2,118,360		—		4,581,004
Mortgage loan portfolio		93,122		286,903		352,382		—		732,407
Microcredit loan portfolio		6,740		13,291		85,039		—		105,070
Interbank loan and overnight founds portfolio		2,386		—		—		—		2,386
Total loan portfolio	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	—	Ps.	11,275,612
Investments in debt securities at amortized cost		3,297		7,401		—		—		10,698
Other accounts receivable		18,939		16,771		129,449		217,643		382,802
Total loss allowance financial assets at amortized cost	Ps.	1,846,682	Ps.	2,727,289	Ps.	6,877,498	Ps.	217,643	Ps.	11,669,112

Investments in debt securities at FVOCI	Ps.	123,978	Ps.	—	Ps.	—	Ps.	—	Ps.	123,978
Loan commitments and financial guarantee contracts		45,916		10,097		6,028		—		62,041
Total loss allowance	Ps.	2,016,576	Ps.	2,737,386	Ps.	6,883,526	Ps.	217,643	Ps.	11,855,131

Disclosure of impairment losses per portfolio

The table below presents impairment losses per portfolio as of December 31

		2022		2021		2020
Commercial	Ps.	622,783	Ps.	1,224,540	Ps.	1,922,711
Consumer		2,498,699		1,828,400		2,462,803
Mortgage		(25,202)		99,761		111,283
Microcredit		5,497		17,525		76,042
Interbank and overnight funds		(942)		1,535		(135)
Total	Ps.	3,100,835	Ps.	3,171,761	Ps.	4,572,704

		2022		2021		2020
Other receivables	Ps.	78,641	Ps.	71,640	Ps.	65,502

Disclosure of loans stage 3 individually assessed for ECL the gross amount and loss allowance balances

	December 31, 2022
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	143,728	Ps.	138,324	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	143,728	Ps.	138,324	Ps.	—

With recognized provision
Commercial	Ps.	7,444,017	Ps.	1,554,672	Ps.	3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Subtotal	Ps.	7,460,914	Ps.	1,554,951	Ps.	3,340,570
Totals
Commercial		7,587,745		1,692,996		3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Total	Ps.	7,604,642	Ps.	1,693,275	Ps.	3,340,570

	December 31, 2021
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	234,321	Ps.	226,767	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	234,321	Ps.	226,767	Ps.	—

With recognized provision
Commercial	Ps.	7,451,781	Ps.	1,611,433	Ps.	3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,453,606	Ps.	1,611,433	Ps.	3,064,182
Totals
Commercial		7,686,102		1,838,200		3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,687,927	Ps.	1,838,200	Ps.	3,064,182

Disclosure of credit portfolio distribution by economic sector

Sector	December 31, 2022%			December 31, 2021%
Consumer services	Ps.	84,466,684	44.8%	Ps.	112,664,061	48.7%
Commercial services		42,542,019	22.6%		47,289,524	20.4%
Construction		14,438,349	7.7%		16,207,343	7.0%
Food, beverage and tobacco		7,843,322	4.2%		10,734,796	4.6%
Other industrial and manufacturing products		7,006,245	3.7%		9,011,548	3.9%
Transportation and communications		6,567,477	3.5%		7,762,906	3.4%
Public services		5,672,379	3.0%		6,526,252	2.8%
Chemical production		5,422,364	2.9%		4,905,552	2.1%
Government		5,252,429	2.8%		4,496,895	1.9%
Agricultural		4,448,738	2.4%		5,831,197	2.5%
Trade and tourism		1,650,721	0.9%		2,697,992	1.2%
Mining products and oil		1,226,418	0.6%		1,003,516	0.4%
Other		1,776,216	0.9%		2,441,855	1.1%
Total of each economic sector	Ps.	188,313,361	100.0%	Ps.	231,573,437	100.0%

Disclosure of credit risk at the level in the different geographic areas

December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	86,114,887	Ps.	55,387,762	Ps.	13,944,236	Ps.	267,720	Ps.	5,786,796	Ps.	161,501,401
Panamá		10,318,304		4,030,766		3,936,629		—		177,090		18,462,789
United States		5,063,368		6		—		—		—		5,063,374
Guatemala		225,105		—		—		—		—		225,105
Costa Rica		212,701		829		2,490		—		3,857		219,877
Honduras		77,035		—		—		—		—		77,035
El Salvador		56,066		—		—		—		—		56,066
Nicaragua		—		—		—		—		—		—
Other countries		2,707,633		81		—		—		—		2,707,714
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	73,778,600	Ps.	47,488,265	Ps.	11,687,157	Ps.	317,739	Ps.	1,645,364	Ps.	134,917,125
Panamá		14,955,358		10,905,167		6,197,405		—		211,493		32,269,423
Costa Rica		8,175,904		6,662,962		5,737,863		—		38,379		20,615,108
Guatemala		8,609,322		4,072,181		2,458,318		—		16,712		15,156,533
Honduras		5,224,346		3,144,701		1,350,711		—		385,660		10,105,418
El Salvador		3,707,305		3,482,727		1,277,469		—		65,090		8,532,591
United States		4,119,960		11		—		—		796,009		4,915,980
Nicaragua		2,027,088		1,133,029		411,393		—		9		3,571,519
Other countries		1,429,921		102		—		—		59,717		1,489,740
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

Disclosure of classification of loan portfolio by type of currency

December 31, 2022	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	77,500,547	Ps.	27,274,552	Ps.	104,775,099
Consumer		55,306,497		4,112,947		59,419,444
Residential mortgage		13,944,125		3,939,230		17,883,355
Microcredit		267,720		—		267,720
Interbank and overnight funds		5,595,142		372,601		5,967,743
Total gross loan portfolio	Ps.	152,614,031	Ps.	35,699,330	Ps.	188,313,361

December 31, 2021	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,590,199	Ps.	54,437,605	Ps.	122,027,804
Consumer		47,424,440		29,464,705		76,889,145
Residential mortgage		11,687,028		17,433,288		29,120,316
Microcredit		317,739		—		317,739
Interbank and overnight funds		1,078,774		2,139,659		3,218,433
Total gross loan portfolio	Ps.	128,098,180	Ps.	103,475,257	Ps.	231,573,437

Disclosure of investments in debt securities by location

	As of December 31,
	2022		2021
Colombia	Ps.	28,040,520	Ps.	28,234,132
Panama		4,381,752		3,925,627
USA		2,213,308		2,649,544
Multilateral – Bladex (Foreign Trade Bank of Latin America)		277,501		222,023
Brazil		264,073		735,442
Mexico		221,754		344,855
Costa Rica		143,513		4,953,097
Chile		115,033		257,825
Multilateral – Andean Development Corporation (Corporacion Andina de Fomento)		111,124		114,936
Peru		102,190		97,145
Multilateral – International Bank for Reconstruction and Development		89,266		92,249
Multilateral – Inter-American Corporation for the Financing of Infrastructure		26,935		27,008
Paraguay		8,593		7,789
Guatemala		—		2,275,076
Honduras		—		2,088,894
Nicaragua		—		1,139,903
El Salvador		—		816,076
Dominican Republic		—		20,547
Multilateral – Central American Bank for Economic Integration		—		8,055
Total investments in debt securities	Ps.	35,995,562	Ps.	48,010,223

Disclosure of detail of sovereign debt portfolio issued by Central Governments per country

	December 31, 2022			December 31, 2021
			%			%
Investment grade (1)
Colombia	Ps.	17,942,244	74.26%	Ps.	18,186,643	54.50%
Panama		1,126,942	4.66%		1,861,644	5.58%
Peru		—	—%		4,436	0.01%
Mexico		19,552	0.08%		55,063	0.16%
United States of America		2,213,308	9.16%		1,711,046	5.13%
Total Investment grade	Ps.	21,302,046	88.16%	Ps.	21,818,832	65.38%
Speculative (2)
Brazil		32,834	0.14%		30,507	0.09%
Colombia		2,731,647	11.31%		2,212,146	6.63%
Chile		—	—%		3,838	0.01%
Costa Rica		94,871	0.39%		4,830,529	14.47%
Honduras		—	—%		1,986,864	5.96%
Guatemala		—	—%		1,555,159	4.66%
El Salvador		—	—%		761,743	2.28%
Nicaragua		—	—%		173,563	0.52%
Total Speculative	Ps.	2,859,352	11.84%	Ps.	11,554,349	34.62%
	Ps.	24,161,398	100.00%	Ps.	33,373,181	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2022				December 31, 2021
			%			%
Investment Grade (1)
Panama (*)	Ps.	194,098	100.00%	Ps.	251,370	13.53%
Total Investment grade	Ps.	194,098	100.00%	Ps.	251,370	13.53%
Speculative (2)
Guatemala	Ps.	—	—%	Ps.	605,864	32.61%
Costa Rica		—	—%		43,007	2.32%
Nicaragua		—	—%		957,478	51.54%
Total Speculative	Ps.	—	—%	Ps.	1,606,349	86.47%
Total sovereign risk	Ps.	24,161,398	100.00%	Ps.	34,979,530	100.00%

(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)    These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it  does not have the power to issue banknotes or reserve requirements.

Disclosure of balance of restructured loans

Restructured loans	December 31, 2022		December 31, 2021
Local currency	Ps.	3,081,868	Ps.	2,301,239
Foreign currency		1,647,947		6,942,286
Total restructured	Ps.	4,729,815	Ps.	9,243,525

Disclosure of total of foreclosed assets received and sold

	December 31, 2022		December 31, 2021
Foreclosed assets received	Ps.	88,482	Ps.	212,191
Foreclosed assets sold		50,019		95,042

Disclosure of detail of the guarantees, letters of credit and credit commitments on non-used credit lines

Loan commitments and financial guarantee contracts

	December 31, 2022		December 31, 2021
	Notional amount		Notional amount
Guarantees	Ps.	4,679,653	Ps.	4,886,575
Unused letters of credit		1,203,070		1,366,444
Unused limits of overdrafts		2,491,299		2,064,096
Unused credit card limits		11,861,422		29,541,882
Other		10,772,725		10,077,324
Total	Ps.	31,008,169	Ps.	47,936,321

Disclosure of guarantees, letters of credit and credit commitments on non-used credit lines

	December 31, 2022		December 31, 2021
Colombian Pesos	Ps.	25,497,816	Ps.	22,073,167
U.S. dollars		5,480,746		25,465,480
Euro		27,934		15,650
Other		1,673		382,024
Total	Ps.	31,008,169	Ps.	47,936,321

Disclosure of detail of the credit commitments

December 31, 2022

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,062,259	Ps.	—	Ps.	2,062,259	Ps.	(1,509,856)	Ps.	(370,249)	Ps.	182,154
Repurchase agreements		5,343,325		—		5,343,325		(4,882,569)		(47,169)		413,587
Total	Ps.	7,405,584	Ps.	—	Ps.	7,405,584	Ps.	(6,392,425)	Ps.	(417,418)	Ps.	595,741

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,761,174	Ps.	—	Ps.	1,761,174	Ps.	(265,295)	Ps.	(316,446)	Ps.	1,179,433
Repurchase agreements		8,348,068		—		8,348,068		(11,091,726)		(1,325,386)		(4,069,044)
Total	Ps.	10,109,242	Ps.	—	Ps.	10,109,242	Ps.	(11,357,021)	Ps.	(1,641,832)	Ps.	(2,889,611)

December 31, 2021

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,207,157	Ps.	—	Ps.	1,207,157	Ps.	(581,595)	Ps.	(30,314)	Ps.	595,248
Repurchase agreements		952,548		—		952,548		(915,461)		(24,941)		12,146
Total	Ps.	2,159,705	Ps.	—	Ps.	2,159,705	Ps.	(1,497,056)	Ps.	(55,255)	Ps.	607,394

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,105,723	Ps.	—	Ps.	1,105,723	Ps.	(179,437)	Ps.	(202,140)	Ps.	724,146
Repurchase agreements		9,449,943		—		9,449,943		(11,044,441)		(865,793)		(2,460,291)
Total	Ps.	10,555,666	Ps.	—	Ps.	10,555,666	Ps.	(11,223,878)	Ps.	(1,067,933)	Ps.	(1,736,145)

Disclosure of breakdown of financial assets and liabilities exposed to trading risk held

Account	December 31, 2022		December 31, 2021
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	3,760,887	Ps.	4,741,287
Investments in debt securities mandatorily at FVTPL		1,378		—
Investments in debt securities at FVOCI		22,461,805		37,493,866
Total debt securities	Ps.	26,224,070	Ps.	42,235,153
Derivative assets instruments	Ps.	2,041,405	Ps.	1,162,909
Hedging derivatives assets		20,854		44,248
		2,062,259		1,207,157
Total financial assets	Ps.	28,286,329	Ps.	43,442,310
Liabilities
Derivative liabilities instruments		1,757,606		1,049,910
Hedging derivatives liabilities		3,568		55,813
Total financial liabilities		1,761,174		1,105,723
Net position	Ps.	26,525,155	Ps.	42,336,587

Disclosure of market value-at-risk (VaR) for subsidiaries

		December 31, 2022			December 31, 2021
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A	Ps.	759,624	116	Ps.	1,013,946	100
Banco de Occidente S.A		272,515	90		327,612	135
Banco Popular S.A		147,685	116		173,261	169
Banco AV Villas S.A		96,711	1		126,799	2
Corficolombiana S.A		190,534	7		211,684	7
Porvenir S.A		13,808	148		23,700	168

Disclosure of breaks down our investments subject to regulatory VaR

		At December 31,
		2022				2021
		Investment				Investment
		subject to		Percentage		subject to
		Regulatory	Regulatory	of		Regulatory	Regulatory	Percentage of
		VaR	VaR	portfolio		VaR	VaR	portfolio
More than 36 months	Ps.	44,122	6,486	100	% Ps.	85,229	12,529	100%
Total	Ps.	44,122	6,486	100	% Ps.	85,229	12,529	100%

Disclosure of foreign currency assets and liabilities are in U.S. dollars and foreign currencies

December 31,2022		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,208	34	Ps.	5,972,792
Trading investments in debt securities	37	—		180,032
Investments in debt securities at FVOCI	1,691	—		8,135,015
Investments in debt securities at amortized cost	608	—		2,923,279
Loan portfolio financial assets at amortized cost	7,421	1		35,699,330
Derivative financial assets held for trading	314	—		1,512,459
Derivative financial assets held for hedging	1	—		4,829
Trade receivable	705	63		3,694,659
Total financial assets	11,985	98	Ps.	58,122,395

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	237	—		1,141,963
Derivative financial liabilities held for hedging	—	—		1,553
Customer deposits	6,482	19		31,269,619
Financial obligations	9,097	5		43,779,895
Accounts payable	122	—		587,589
Total financial liabilities	15,938	24		76,780,619
Net financial asset (liability) position	(3,953)	74		(18,658,224)

December 31,2021		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	4,711	2,021	Ps.	26,800,791
Trading investments in debt securities	111	13		493,454
Investments in debt securities at FVOCI	4,459	1,083		22,062,791
Investments in debt securities at amortized cost	118	—		469,723
Loan portfolio financial assets at amortized cost	20,187	5,804		103,475,257
Derivative financial assets held for trading	239	—		952,889
Derivative financial assets held for hedging	4	—		16,669
Trade receivable	383	229		2,435,666
Total financial assets	30,212	9,150	Ps.	156,707,240

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	204	—	Ps.	811,062
Derivative financial liabilities held for hedging	8	—		33,160
Customer deposits	20,630	7,394		111,566,151
Financial obligations	10,562	833		45,363,639
Accounts payable	536	—		2,134,728
Total financial liabilities	31,940	8,227	Ps.	159,908,740
Net financial asset (liability) position	(1,728)	923		(3,201,500)

Disclosure of sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates

December 31,2022	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	13,538	Ps.	(13,538)
Profit and loss before taxes		(156,263)		156,263

December 31,2021	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,081	Ps.	(1,081)
Profit and loss before taxes		15,853		(15,853)
(1)	The effect produced by the spin-off of BAC Holding is excluded from this sensitivities analyses to make the results of December 2022 and December 2021 comparable.

Disclosure of interest rates exposure for assets and liabilities

December 31, 2022

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,066,944	Ps.	—	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		75,943		715,117		107,442		2,862,385		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		280,301		2,912,007		700,112		18,569,385		—		22,461,805
Investments in debt securities at amortized cost		967,123		5,543,804		294,035		2,966,530		—		9,771,492
Trade receivable at FVTPL		—		—		—		3,507,231		—		3,507,231
Commercial loans		14,928,623		43,243,207		9,111,072		37,492,197		—		104,775,099
Consumer loans		4,310,303		3,698,330		1,321,030		50,089,781		—		59,419,444
Mortgages loans		4,124,086		84,730		12,666		13,661,873		—		17,883,355
Microcredit loans		19,228		10,989		31,573		205,930		—		267,720
Interbank and overnight founds		5,669,519		298,224		—		—		—		5,967,743
Trade receivable		—		162		—		1,947,806		18,307,790		20,255,758
Total Assets	Ps.	36,442,070	Ps.	56,506,570	Ps.	11,577,930	Ps.	131,304,496	Ps.	29,273,703	Ps.	265,104,769
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	5,926,936	Ps.	—	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		7,008,761		33,911,426		19,107,280		12,246,230		—		72,273,697
Saving deposits		74,293,894		—		—		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		7,608,690		835,124		77,463		566,644		—		9,087,921
Leases contracts		3,417		48,775		91,354		2,192,398		—		2,335,944
Borrowing from banks and similar		2,262,503		14,698,824		3,877,438		7,134,649		—		27,973,414
Long-term debt		633,431		5,875,058		543,176		21,310,556		—		28,362,221
Borrowing from development entities		2,386,311		708,979		39,901		1,222,084		—		4,357,275
Total Liabilities	Ps.	100,123,943	Ps.	56,078,186	Ps.	23,736,612	Ps.	44,672,561	Ps.	20,846,622	Ps.	245,457,924

December 31, 2021

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,283,158	Ps.	—	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		32,533		795,986		716,615		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		691,305		4,549,642		1,960,040		30,292,879		—		37,493,866
Investments in debt securities at amortized cost		1,503,177		3,710,000		385,985		175,908		—		5,775,070
Trade receivable at FVTPL		—		—		—		3,228,480		—		3,228,480
Commercial loans		38,417,251		31,409,143		10,996,375		41,205,035		—		122,027,804
Consumer loans		17,866,168		11,445,530		2,254,215		45,323,232		—		76,889,145
Mortgages loans		14,247,634		833,794		416,847		13,622,041		—		29,120,316
Microcredit loans		42,175		13,241		36,456		225,867		—		317,739
Interbank and overnight founds		3,121,735		96,698		—		—		—		3,218,433
Trade receivable		—		163		—		455,859		15,725,505		16,181,527
Total Assets	Ps.	81,205,136	Ps.	52,854,197	Ps.	16,766,533	Ps.	137,725,454	Ps.	47,085,176	Ps.	335,636,496

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	34,024,691	Ps.	—	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		6,947,437		36,252,017		18,492,124		23,838,666		—		85,530,244
Saving deposits		89,097,128		—		—		—	.	—		89,097,128
Other deposits		9,727		92,610		—		—		514,864		617,201
Interbank and overnight funds		8,935,468		1,169,368		501,221		66,358		—		10,672,415
Leases contracts		50,860		244,198		173,335		2,413,764		—		2,882,157
Borrowing from banks and similar		3,323,809		11,132,293		3,823,854		5,962,597		—		24,242,553
Long-term debt		296,675		3,923,750		5,940,106		22,097,401		—		32,257,932
Borrowing from development entities		1,188,693		955,697		37,388		1,045,491		—		3,227,269
Total Liabilities	Ps.	143,874,488	Ps.	53,769,933	Ps.	28,968,028	Ps.	55,424,277	Ps.	25,716,022	Ps.	307,752,748

Disclosure of breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity

December 31, 2022

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,682,724	Ps.	3,384,220	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		337,636		425,970		134,897		2,862,384		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		861,729		2,609,594		1,254,542		17,735,940		—		22,461,805
Investments in debt securities at amortized cost		4,555,437		2,326,296		243,662		2,646,097		—		9,771,492
Trade receivable at FVTPL		—		—		3,507,231		—		—		3,507,231
Commercial loans		42,226,647		9,808,684		47,072,091		5,667,677		—		104,775,099
Consumer loans		1,006,251		8,380,874		6,199,484		43,832,835		—		59,419,444
Mortgages loans		44,520		708,435		4,166,107		12,964,293		—		17,883,355
Microcredit loans		1,296		154,055		1,001		111,368		—		267,720
Interbank and overnight founds		47,128		5,920,615		—		—		—		5,967,743
Trade receivable		162		—		305,684		1,642,122		18,307,790		20,255,758
Total Assets	Ps.	51,763,530	Ps.	33,718,743	Ps.	62,884,699	Ps.	87,464,094	Ps.	29,273,703	Ps.	265,104,769

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	735,536	Ps.	5,191,400	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		14,474,525		40,361,808		5,887,596		11,549,768		—		72,273,697
Saving deposits		10,472,330		62,653,236		1,168,328		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		2,611,592		1,978,380		4,497,949		—		—		9,087,921
Leases contracts		897,471		181,509		244,062		1,012,902		—		2,335,944
Borrowing from banks and other		8,862,681		13,195,008		1,987,704		3,928,021		—		27,973,414
Long-term debt		3,600,832		5,662,371		4,556,550		14,542,468		—		28,362,221
Borrowing from development entities		313,459		171,581		3,121,907		750,328		—		4,357,275
Total Liabilities	Ps.	41,968,426	Ps.	129,395,293	Ps.	21,464,096	Ps.	31,783,487	Ps.	20,846,622	Ps.	245,457,924

December 31, 2021

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	3,274,798	Ps.	2,008,360	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		291,112		1,083,931		170,091		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		76,076		6,256,332		2,252,022		28,909,436		—		37,493,866
Investments in debt securities at amortized cost		3,698,780		1,703,837		237,316		135,137		—		5,775,070
Trade receivable at FVTPL		—		—		3,228,480		—		—		3,228,480
Commercial loans		46,056,475		5,334,618		66,555,715		4,080,996		—		122,027,804
Consumer loans		1,155,463		19,598,761		16,209,829		39,925,092		—		76,889,145
Mortgages loans		51,719		564,377		17,623,160		10,881,060		—		29,120,316
Microcredit loans		1,508		187,218		1,717		127,296		—		317,739
Interbank and overnight founds		1,535,822		1,682,611		—		—		—		3,218,433
Trade receivable		163		—		272,552		183,307		15,725,505		16,181,527
Total Assets	Ps.	56,141,916	Ps.	38,420,045	Ps.	106,550,882	Ps.	87,438,477	Ps.	47,085,176	Ps.	335,636,496

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	741,009	Ps.	33,283,682	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		8,304,838		50,693,337		5,342,572		21,189,497		—		85,530,244
Saving deposits		9,696,432		79,400,696		—		—	.	—		89,097,128
Other deposits		9,728		92,609		—		—		514,864		617,201
Interbank and overnight funds		1,992,364		8,613,693		—		66,358		—		10,672,415
Leases contracts		7,974		463,366		274,678		2,136,139		—		2,882,157
Borrowing from banks and other		10,007,688		7,868,540		2,982,781		3,383,544		—		24,242,553
Long-term debt		837,673		6,501,344		8,401,450		16,517,465		—		32,257,932
Borrowing from development entities		433,553		78,807		1,791,860		923,049		—		3,227,269
Total Liabilities	Ps.	32,031,259	Ps.	186,996,074	Ps.	18,793,341	Ps.	44,216,052	Ps.	25,716,022	Ps.	307,752,748

Disclosure of breakdown of the liquid assets by maturity

December 31, 2022

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	11,749,890	Ps.	10,865,287	Ps.	6,445,745	Ps.	(15,602,231)
Banco Occidente		7,858,675		6,955,066		3,243,471		(5,830,252)
Banco Popular		5,283,312		4,141,163		1,588,642		(5,038,168)
Banco AV Villas		2,299,072		1,828,016		487,831		(3,202,904)
Corficolombiana		2,204,574		1,595,742		729,790		(358,231)

December 31, 2021

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	12,019,528	Ps.	10,233,924	Ps.	2,928,010	Ps.	(12,974,116)
Banco Occidente		6,598,351		5,923,470		2,935,981		(4,254,187)
Banco Popular		4,752,893		3,847,320		1,670,839		(4,180,180)
Banco AV Villas		2,850,272		2,506,591		1,138,719		(2,391,818)
Corficolombiana		1,498,050		818,874		612,503		155,747
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.
(2)	This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

The following tables show the consolidated IRL Ratio as of December 31, 2022 and 2021 for each of our banks in Colombia and Corficolombiana, expressed in Ps billions and as a percentage:

Disclosure of IRL ratio amounts

	At December 31,
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

	(in Ps)
IRL – 7 days	10,865	10,234	5,338	5,923	4,141	3,847	1,828	2,507	1,542	819
IRL – 30 days	6,446	2,928	1,921	2,936	1,589	1,671	488	1,139	866	613

Disclosure of IRL ration percentage

	At December 31,
	Banco de Bogotá			Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2022	2021		2022	2021	2022	2021	2022	2021	2022	2021

	(in percentages)
IRL – 7 days	1,328	673	.	744	348	463	525	488	829	358	221
IRL – 30 days	222	132		145	180	143	154	127	167	168	169

Disclosure of flows of the financial assets and liabilities including contractual interest receivable and payable

December 31, 2022

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	17,032,854	Ps.	3	Ps.	—	Ps.	—	Ps.	17,032,857
Trading investments in debt securities		418,517		342,829		543,610		3,327,753		4,632,709
Investments in debt securities at FVOCI		2,019,842		2,008,753		5,356,480		18,078,127		27,463,202
Investments in debt securities at amortized cost		837,574		3,332,038		3,352,039		3,060,353		10,582,004
Commercial loans		10,636,895		29,541,405		18,415,847		63,675,959		122,270,106
Consumer loans		2,189,168		7,398,698		7,879,319		64,072,652		81,539,837
Mortgages loans		272,343		857,162		867,775		29,404,640		31,401,920
Microcredit loans		33,737		83,934		82,723		140,790		341,184
Interbank and overnight funds		5,966,991		68		—		—		5,967,059
Trading derivatives		1,242,228		367,115		199,530		254,096		2,062,969
Hedging derivatives		15,335		1,886		2,387		1,246		20,854
Trade receivable		2,510,396		161		15,517		21,234,935		23,761,009
Other assets		298,780		—		50,200		1,524,369		1,873,349
Total Assets	Ps.	43,474,660	Ps.	43,934,052	Ps.	36,765,427	Ps.	204,774,920	Ps.	328,949,059

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	25,932,054	Ps.	—	Ps.	—	Ps.	—	Ps.	25,932,054
Time Deposits		9,555,229		31,700,316		20,831,413		17,911,277		79,998,235
Saving deposits		74,293,894		—		—		—		74,293,894
Other deposits		538,387		301,996		—		1,124		841,507
Interbank and overnight funds		6,179,455		771,719		77,350		2,182,987		9,211,511
Leases contracts		12,387		90,521		140,578		2,200,644		2,444,130
Borrowing from banks and other		2,118,373		11,036,815		6,878,016		10,172,835		30,206,039
Long-term debt		356,759		3,550,122		1,144,997		31,041,844		36,093,722
Borrowing from development entities		178,136		1,439,502		485,447		6,426,663		8,529,748
Trading derivatives		860,852		579,886		230,643		278,889		1,950,270
Hedging derivatives		1,531		516		—		3,352		5,399
Other liabilities		4,155,257		145,183		—		1,993,490		6,293,930
Total Liabilities	Ps.	124,182,314	Ps.	49,616,576	Ps.	29,788,444	Ps.	72,213,105	Ps.	275,800,439

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,129,962	Ps.	142,987	Ps.	61,140	Ps.	1,218,215	Ps.	3,552,304
Standby letters of credit		947,723		714		—		18		948,455
Overdraft facility		2,491,299		—		—		—		2,491,299
Standby credit card facility		11,263,240		125,933		94,450		377,799		11,861,422
Undrawn approved loans		3,133,043		98,505		—		—		3,231,548
Others		1,023,527		—		—		—		1,023,527
Total Commitments Loans	Ps.	20,988,794	Ps.	368,139	Ps.	155,590	Ps.	1,596,032	Ps.	23,108,555

December 31, 2021

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	36,643,590	Ps.	—	Ps.	—	Ps.	—	Ps.	36,643,590
Trading investments in debt securities		1,011,503		370,930		492,410		3,282,434		5,157,277
Investments in debt securities at FVOCI		1,604,848		3,044,414		2,862,119		34,745,868		42,257,249
Investments in debt securities at amortized cost		1,081,415		1,823,390		2,371,911		633,147		5,909,863
Commercial loans		9,809,098		30,451,593		18,772,628		76,758,332		135,791,651
Consumer loans		8,375,893		15,808,085		7,887,969		67,044,374		99,116,321
Mortgages loans		454,701		1,292,203		1,460,754		47,489,267		50,696,925
Microcredit loans		55,623		90,193		88,626		171,360		405,802
Interbank and overnight funds		3,122,471		96,699		—		—		3,219,170
Trading derivatives		507,825		425,590		101,956		148,323		1,183,694
Hedging derivatives		5,543		10,370		374		27,960		44,247
Trade receivable		3,271,964		13,153		—		16,124,995		19,410,112
Other assets		444,119		24,950		—		327,809		796,878
Total Assets	Ps.	66,388,593	Ps.	53,451,570	Ps.	34,038,747	Ps.	246,753,869	Ps.	400,632,779

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	59,225,849	Ps.	—	Ps.	—	Ps.	—	Ps.	59,225,849
Time Deposits		7,779,290		35,442,629		19,562,990		27,843,989		90,628,898
Saving deposits		89,097,129		—		—		—		89,097,129
Other deposits		513,538		102,703		—		960		617,201
Interbank and overnight funds		8,969,747		1,171,437		504,694		65,939		10,711,817
Leases contracts		57,865		283,853		217,949		2,429,190		2,988,857
Borrowing from banks and other		2,889,421		10,765,842		5,362,568		5,435,913		24,453,744
Long-term debt		200,635		3,817,290		6,333,080		28,286,920		38,637,925
Borrowing from development entities		82,034		1,026,949		294,017		2,409,550		3,812,550
Trading derivatives		434,100		277,799		109,758		168,757		990,414
Hedging derivatives		33,156		4		—		22,653		55,813
Other liabilities		5,538,451		358,081		—		1,856,437		7,752,969
Total Liabilities	Ps.	174,821,215	Ps.	53,246,587	Ps.	32,385,056	Ps.	68,520,308	Ps.	328,973,166

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,775,771	Ps.	398,955	Ps.	420,525	Ps.	210,600	Ps.	4,805,851
Standby letters of credit		1,203,078		163,087		279		—		1,366,444
Overdraft facility		2,064,096		—		—		—		2,064,096
Standby credit card facility		28,906,520		986,366		100,320		401,281		30,394,487
Undrawn approved loans		3,332,443		134,755		—		—		3,467,198
Others		—		—		—		759,226		759,226
Total Commitments Loans	Ps.	39,281,908	Ps.	1,683,163	Ps.	521,124	Ps.	1,371,107	Ps.	42,857,302

Disclosure of subsidiaries complied with the minimum regulatory capital requirements

Banco de Bogotá S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	3,553	Ps.	3,313
Reserves and retained earnings		13,301,448		18,371,450
Other comprehensive income		41,828		5,579,158
Net income for the period		2,804,925		4,356,721
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		(3,261,888)		(2,638,133)
Goodwill and other intangibles		(1,416,196)		(7,652,367)
Deferred tax assets		(1,035,857)		(1,221,886)
Other		(111)		—
CET1	Ps.	10,437,701	Ps.	16,798,256
Hybrid instruments recognized as additional primary capital		—		2,070,203
Other		—		—
AT1		—		2,070,203
Tier I	Ps.	10,437,701	Ps.	18,868,459

Subordinated bonds		3,135,871		3,438,652
Plus/minus others		—		—
Tier II capital	Ps.	3,135,871	Ps.	3,438,652
Other deductions from technical capital		—		(28,010)
Technical capital	Ps.	13,573,572	Ps.	22,279,101
Risk-weighted assets		88,898,130		142,407,577
Value at risk		759,624		1,013,946
Regulatory value at risk(1)		8,440,262		11,266,069
Operational risk		577,099		977,168
Regulatory operational risk(1)		6,412,206		10,857,424
Risk-weighted assets including regulatory value at risk and operational risk		103,750,598		164,531,069
CET1 solvency ratio		10.1%		10.2%
AT1 capital solvency ratio		0.0%		1.3%
Tier 1 capital solvency ratio		10.1%		11.5%
Tier II solvency ratio		3.0%		2.1%
Total solvency ratio(2)		13.1%		13.5%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	4,677	Ps.	4,677
Reserves and retained earnings		4,791,295		4,359,303
Other comprehensive income		(65,254)		210,348
Net income for the period		452,493		580,158
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		(226,950)		(671,120)
Goodwill and other intangibles		(533,300)		(447,966)
Deferred tax assets		—		(54,329)
Other		(4,190)		(4,592)
CET1	Ps.	4,418,771	Ps.	3,976,479
Hybrid instruments recognized as additional primary capital		—		—
Other		—		—
AT1		—		—
Tier I	Ps.	4,418,771	Ps.	3,976,479

Subordinated bonds		834,895		464,650
Plus/minus others		—		—
Tier II capital	Ps.	834,895	Ps.	464,650
Other deductions from technical capital		—		—
Technical capital	Ps.	5,253,666	Ps.	4,441,129
Risk-weighted assets		37,591,858		30,661,940
Value at risk		272,515		327,611
Regulatory value at risk(1)		3,027,946		3,640,125
Operational risk		227,231		150,386
Regulatory operational risk(1)		2,524,786		1,670,957
Risk-weighted assets including regulatory value at risk and operational risk		43,144,590		35,973,022
CET1 solvency ratio		10.2%		11.1%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		10.2%		11.1%
Tier II solvency ratio		1.9%		1.3%
Total solvency ratio(2)		12.2%		12.3%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	77,253	Ps.	77,253
Reserves and retained earnings		2,876,025		2,693,597
Other comprehensive income		198,193		269,860
Net income for the period		80,210		313,289
Non-controlling interests		29,714		28,249
Deductions:
Unconsolidated financial sector investments		(355,124)		(285,837)
Goodwill and other intangibles		(293,825)		(243,131)
Deferred tax assets		—		—
Other		(157,747)		(173,904)
CET1	Ps.	2,454,700	Ps.	2,679,376
Hybrid instruments recognized as additional primary capital		—		—
Other		—		—
AT1		—		—
Tier I	Ps.	2,454,700	Ps.	2,679,376

Subordinated bonds		177,147		196,830
Plus/minus others		—		—
Tier II capital	Ps.	177,147	Ps.	196,830
Other deductions from technical capital		—		—
Technical capital	Ps.	2,631,847	Ps.	2,876,206
Risk-weighted assets		18,473,302		17,137,233
Value at risk		147,685		173,261
Regulatory value at risk(1)		1,640,943		1,925,118
Operational risk		115,899		72,079
Regulatory operational risk(1)		1,287,767		800,880
Risk-weighted assets including regulatory value at risk and operational risk		21,402,012		19,863,231
CET1 solvency ratio		11.5%		13.5%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		11.5%		13.5%
Tier II solvency ratio		0.8%		1.0%
Total solvency ratio(2)		12.3%		14.5%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	22,297	Ps.	22,297
Reserves and retained earnings		1,524,474		1,421,317
Other comprehensive income		(30,491)		69,909
Net income for the period		112,035		161,587
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(124,474)		(110,987)
Deferred tax assets		—		(38,214)
Other		(153,441)		(197,730)
CET1	Ps.	1,350,401	Ps.	1,328,179
Hybrid instruments recognized as additional primary capital		—		—
Other		176		176
AT1		176		176
Tier I	Ps.	1,350,577	Ps.	1,328,355

Subordinated bonds		—		—
Plus/minus others		25,317		67,754
Tier II capital	Ps.	25,317	Ps.	67,754
Other deductions from technical capital		—		—
Technical capital	Ps.	1,375,894	Ps.	1,396,109
Risk-weighted assets		10,419,661		8,781,323
Value at risk		96,711		126,799
Regulatory value at risk(1)		1,074,571		1,408,877
Operational risk		81,824		55,291
Regulatory operational risk(1)		909,158		614,340
Risk-weighted assets including regulatory value at risk and operational risk		12,403,390		10,804,540
CET1 solvency ratio		10.9%		12.3%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		10.9%		12.3%
Tier II solvency ratio		0.2%		0.6%
Total solvency ratio(2)		11.1%		12.9%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	3,464	Ps.	3,234
Reserves and retained earnings		9,587,611		8,406,277
Other comprehensive income		47,709		643,767
Net income for the period		1,713,807		1,295,635
Non-controlling interests		1,210		877
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(66,553)		(39,333)
Deferred tax assets		(5,191)		(2,060)
Other		(5,847)		(10,672)
CET1	Ps.	11,276,209	Ps.	10,297,725
Hybrid instruments recognized as additional primary capital		—		—
Other		192		181
AT1		192		181
Tier I	Ps.	11,276,401	Ps.	10,297,906

Subordinated bonds		—		—
Plus/minus others		—		—
Tier II capital	Ps.	—	Ps.	—
Other deductions from technical capital		(44,131)		(49,152)
Technical capital	Ps.	11,232,270	Ps.	10,248,754
Risk-weighted assets		18,238,986		15,660,907
Value at risk		190,534		211,684
Regulatory value at risk(1)		2,117,047		2,352,045
Operational risk		303,453		190,089
Regulatory operational risk(1)		3,371,697		2,112,103
Risk-weighted assets including regulatory value at risk and operational risk		23,727,730		20,125,055
CET1 solvency ratio		47.5%		51.2%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		47.5%		51.2%
Tier II solvency ratio		0.0%		0.0%
Total solvency ratio(2)		47.3%		50.9%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Porvenir S.A.

Likewise, Porvenir has adequately complied with the capital requirements established for pensions fund administrators in Colombia. The following is the detail of the capital requirements defined for this type of financial institution:

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	109,211	Ps.	109,211
Reserves and retained earnings		2,312,131		2,032,639
Deductions:
Others		(50,626)		(50,626)
Primary capital	Ps.	2,370,715	Ps.	2,091,223

Unrealized gains/losses on securities available for sale(1)		(31,628)		(2,063)
Secondary capital (Tier II)	Ps.	(31,628)	Ps.	(2,063)

Deductions:
Value of the stabilization reserve		(1,781,676)		(1,612,832)
Technical capital	Ps.	557,412	Ps.	476,328
Risk-weighted assets		907,164		1,096,715
Value at risk		13,808		23,700
Regulatory value at risk(1)		153,419		263,338
Operational risk		1,065,159		1,132,524
Regulatory operational risk(2)		1,420,213		1,510,032
Risk-weighted assets including regulatory value at risk and operational risk		2,480,795		2,870,085
Solvency ratio(3)		22.5%		16.6%

(1)    Unrealized gains/losses on securities available for sale do not flow through the Consolidate Statement of Income until such securities are disposed of and the gain or loss is realized.

(2)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(3)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Colombia
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2022	2021
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	13.12%	3.39%	4.19%	5.63%
DTF Interest rate	13.42%	4.50%	5.25%	6.50%
GDP Growth	7.50%	3.63%	4.57%	6.19%
Unemployment rate	9.58%	12.81%	11.38%	9.74%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2022, and 2021 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	7.93%	7.83%	7.86%	3.39%	4.19%	5.63%
DTF interest rate	8.64%	8.90%	9.36%	4.50%	5.25%	6.50%
GDP Growth	(0.53%)	1.29%	2.37%	3.63%	4.57%	6.19%
Used home prices	(1.48%)	0.07%	1.75%	(2.20%)	1.18%	4.06%
Unemployment rate	11.15%	10.44%	9.46%	12.81%	11.38%	9.74%

Disclosure of scenario probability weightings applied in measuring ECL

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	28%	57%	15%	23%	57%	20%

Panama
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2022	2021
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	2.08%	3.78%	2.86%	2.17%
Nominal interest rate variation	0.01%	0.89%	0.84%	0.37%
GDP Growth	9.48%	3.35%	5.12%	8.03%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2022, and 2021 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá.

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.23%	3.62%	2.64%	3.78%	2.86%	2.17%
Nominal interest rate variation	1.31%	0.46%	0.32%	0.89%	0.84%	0.37%
GDP Growth	4.00%	4.58%	5.32%	3.35%	5.12%	8.03%

Disclosure of scenario probability weightings applied in measuring ECL

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	5%	75%	20%	15%	60%	25%

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	426,736	441,281	460,435	440,531
Exchange rate		87,497	133,241	179,646	171,517
Shares		3,759	4,182	4,650	3,870
Mutual funds		108,165	118,107	143,705	143,705

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	834,269	881,819	953,656	834,269
Exchange rate		16,782	75,904	122,718	70,029
Shares		2,714	8,623	15,898	2,820
Mutual funds		103,577	243,525	390,295	106,827

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	173,355	196,810	243,326	173,355
Exchange rate		99	3,354	15,681	15,681
Shares		—	—	—	—
Mutual funds		75,869	80,639	83,479	83,479

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	165,412	252,604	298,420	255,312
Exchange rate		305	1,462	2,948	2,749
Shares		—	—	—	—
Mutual funds		53,521	65,460	76,636	69,551

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	121,194	130,739	144,932	121,194
Exchange rate		4,290	5,618	6,711	5,796
Shares		140	143	148	147
Mutual funds		12,209	15,952	20,548	20,548

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	73,313	121,143	153,794	151,504
Exchange rate		4,459	5,261	6,067	5,649
Shares		143	169	183	144
Mutual funds		15,379	15,623	15,964	15,964

Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	82,312	99,727	120,545	84,749
Exchange rate		9	48	106	98
Shares		—	—	—	—
Mutual funds		158	2,090	11,864	11,864

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	122,480	139,437	154,513	125,004
Exchange rate		2	38	75	41
Shares		—	—	—	—
Mutual funds		309	1,248	1,942	1,754

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	148,170	172,466	185,935	160,195
Exchange rate		3,828	15,882	40,422	23,090
Shares		6,017	9,308	13,350	6,557
Mutual funds		692	1,087	1,609	692

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	128,648	183,241	216,352	195,119
Exchange rate		1,443	4,848	12,098	1,876
Shares		12,852	13,586	14,041	13,267
Mutual funds		1,333	2,607	5,523	1,423

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	25,698	40,927	61,686	29,363
Exchange rate		93	577	1,682	976
Shares		1,404	2,579	3,379	2,541
Mutual funds		788	5,504	15,922	788

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	13,284	26,863	44,976	44,976
Exchange rate		192	350	491	272
Shares		996	1,741	2,673	2,673
Mutual funds		1,141	1,930	3,531	1,924

Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2022		December 31, 2021
Investment grade
Sovereign (*)	Ps.	2,721,755	Ps.	2,809,142
Other public entities (**)		12,202		11,219
Corporate		112		114
Financial entities		178,584		544,748
Total investment grade	Ps.	2,912,653	Ps.	3,365,223
Speculative grade
Sovereign (*)	Ps.	157,246	Ps.	162,673
Other public entities (**)		181,948		238,291
Corporate		33,880		41,385
Financial entities		473,223		931,728
Multilaterals		1,873		1,923
Total Speculative grade	Ps.	848,170	Ps.	1,376,000
Without grade or not available
Corporate	Ps.	64	Ps.	64
Total without grade or not available	Ps.	64	Ps.	64
	Ps.	3,760,887	Ps.	4,741,287

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities, including public administrations in general including regional and local governments.

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,743,473	Ps.	2,746,240
Securities issued or secured by other Colombian Government entities		194,150		249,510
Securities issued or secured by other financial entities		607,368		1,208,661
Securities issued or secured by non-financial sector entities		11,349		9,388
Others		24,515		34,034
Total in Colombian Pesos	Ps.	3,580,855	Ps.	4,247,833

In foreign currency
Securities issued or secured by Colombian Government	Ps.	77,928	Ps.	11,712
Securities issued or secured by foreign Governments		57,600		213,863
Securities issued or secured by other financial entities		44,439		267,815
Others		65		64
Total in foreign currency	Ps.	180,032	Ps.	493,454
Total trading debt securities	Ps.	3,760,887	Ps.	4,741,287

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2022		December 31, 2021
Investment grade
Corporate	Ps.	1,378	Ps.	—
Total investment grade	Ps.	1,378	Ps.	—

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Others	Ps.	1,378	Ps.	—
Total debt securities mandatorily at FVTPL	Ps.	1,378	Ps.	—

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

		December 31,		December 31,
In Colombian Pesos	2022		2021
Securities issued or secured by Colombian Government	Ps.	2,299,618	Ps.	1,569,076
Securities issued or secured by other Colombian Government entities		4,509,839		3,696,298
Others		38,756		39,973
Total in Colombian Pesos	Ps.	6,848,213	Ps.	5,305,347
In foreign currency
Securities issued or secured by foreign Governments	Ps.	33,453	Ps.	27,866
Securities issued or secured by other financial entities		2,618,656		148,087
Securities issued or secured by non-financial sector entities		237,537		266,411
Others		33,633		27,359
Total in foreign currency	Ps.	2,923,279	Ps.	469,723
Total investments in debt securities at amortized cost	Ps.	9,771,492	Ps.	5,775,070

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,247,220	Ps.	—	Ps.	—	Ps.	16,247,220
Other public entities (**)		109,246		—		—		109,246
Central banks		194,098		—		—		194,098
Corporate		124,587		—		—		124,587
Financial entities		840,545		—		—		840,545
Multilaterals		477,890		—		—		477,890
Total investment grade	Ps.	17,993,586	Ps.	—	Ps.	—	Ps.	17,993,586
Speculative grade
Sovereign (*)	Ps.	2,702,107	Ps.	—	Ps.	—	Ps.	2,702,107
Other public entities (**)		680,002		—		—		680,002
Corporate		245,734		—		—		245,734
Financial entities		782,359		—		—		782,359
Multilaterals		25,062		—		—		25,062
Total speculative grade	Ps.	4,435,264	Ps.	—	Ps.	—	Ps.	4,435,264
Without Grade or Not available
Financial Entities	Ps.	32,955	Ps.	—	Ps.	—	Ps.	32,955
Total Without Grade or Not available	Ps.	32,955	Ps.	—	Ps.	—	Ps.	32,955
	Ps.	22,461,805	Ps.	—	Ps.	—	Ps.	22,461,805

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2021
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	17,412,750	Ps.	—	Ps.	—	Ps.	17,412,750
Other public entities (**)		132,804		—		—		132,804
Central banks		251,370		—		—		251,370
Corporate		382,041		—		—		382,041
Financial entities		2,076,597		—		—		2,076,597
Multilaterals		437,262		—		—		437,262
Total investment grade	Ps.	20,692,824	Ps.	—	Ps.	—	Ps.	20,692,824
Speculative grade
Sovereign (*)	Ps.	11,391,676	Ps.	—	Ps.	—	Ps.	11,391,676
Other public entities (**)		690,109		—		—		690,109
Central banks		1,606,349		—		—		1,606,349
Corporate		545,247		—		—		545,247
Financial entities		2,124,321		—		—		2,124,321
Multilaterals		25,085		—		—		25,085
Total speculative grade	Ps.	16,382,787	Ps.	—	Ps.	—	Ps.	16,382,787
Without Grade or Not available
Corporate	Ps.	414,249	Ps.	—	Ps.	—	Ps.	414,249
Financial entities		4,006		—		—		4,006
Total Without Grade or Not available	Ps.	418,255	Ps.	—	Ps.	—	Ps.	418,255
	Ps.	37,493,866	Ps.	—	Ps.	—	Ps.	37,493,866

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,867)		1,867		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(177)		177		—
Transfer from stage 3 to stage 2		—		1		(1)		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(123)		2,945		(187)		2,635
New loan commitments and financial guarantees issued		11,155		2,737		(8)		13,884
FX and other movements		973		—		—		973
Discontinued operations (1)		(48)		80		(400)		(368)
Reclassification BAC (1) (2)		259		65		(17)		307
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393
Transfers:
Transfer from stage 1 to stage 2		(1,260)		1,260		—		—
Transfer from stage 1 to stage 3		(132)		—		132		—
Transfer from stage 2 to stage 3		—		(169)		169		—
Transfer from stage 3 to stage 2		—		36		(36)		—
Transfer from stage 2 to stage 1		4,585		(4,585)		—		—
Transfer from stage 3 to stage 1		84		—		(84)		—
Net remeasurement of loss allowance		(26,378)		830		(4,755)		(30,303)
New loan commitments and financial guarantees issued		12,057		4,025		4,924		21,006
FX and other movements		(264)		—		1		(263)
Discontinued operations (1)		(290)		(8)		4,138		3,840
Reclassification BAC (1) (2)		288		29		51		368
Loss allowance as of December 31, 2021	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041
Transfers:
Transfer from stage 1 to stage 2		(558)		558		—		—
Transfer from stage 1 to stage 3		(57)		—		57		—
Transfer from stage 2 to stage 3		—		(211)		211		—
Transfer from stage 3 to stage 2		—		34		(34)		—
Transfer from stage 2 to stage 1		3,379		(3,379)		—		—
Transfer from stage 3 to stage 1		289		—		(289)		—
Net remeasurement of loss allowance		(7,419)		(2,264)		(1,218)		(10,901)
New loan commitments and financial guarantees issued		17,204		1,826		(41)		18,989
FX and other movements		202		1		—		203
Discontinued operations (1)		(45)		(63)		(133)		(241)
Loss of control in subsidiary (1)		(751)		(138)		(4,292)		(5,181)
Loss allowance as of December 31, 2022	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Loan portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(401,699)		401,699		—		—
Transfer from stage 1 to stage 3		(85,553)		—		85,553		—
Transfer from stage 2 to stage 3		—		(487,522)		487,522		—
Transfer from stage 3 to stage 2		—		73,899		(73,899)		—
Transfer from stage 2 to stage 1		218,863		(218,863)		—		—
Transfer from stage 3 to stage 1		28,827		—		(28,827)		—
Net remeasurement of loss allowance (6)		185,868		1,512,818		2,640,111		4,338,797
New financial assets originated or purchased		420,280		260,743		188,225		869,248
Financial assets that have been derecognized		(364,644)		(150,314)		(120,383)		(635,341)
Unwind of discount (3)		—		—		488,862		488,862
FX and other movements		243		(4,102)		(3,738)		(7,597)
Discontinued operations (1)		(412,820)		1,190,483		886,578		1,664,241
Reclassification BAC (1) (2)		323,942		(686,564)		(681,763)		(1,044,385)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Write-offs		(6,369)		(11,953)		(2,936,129)		(2,954,451)
Loss allowance as of December 31, 2020	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171
Transfers:
Transfer from stage 1 to stage 2		(202,725)		202,725		—		—
Transfer from stage 1 to stage 3		(61,953)		—		61,953		—
Transfer from stage 2 to stage 3		—		(811,072)		811,072		—
Transfer from stage 3 to stage 2		—		151,978		(151,978)		—
Transfer from stage 2 to stage 1		207,626		(207,626)		—		—
Transfer from stage 3 to stage 1		45,635		—		(45,635)		—
Net remeasurement of loss allowance (5)		(529,125)		560,032		2,616,359		2,647,266
New financial assets originated or purchased		926,752		274,290		510,673		1,711,715
Financial assets that have been derecognized		(441,892)		(335,489)		(409,840)		(1,187,221)
Unwind of discount (3)		—		1		440,451		440,452
FX and other movements		5,140		14,524		9,488		29,152
Discontinued operations (1)		(274,758)		583,619		990,241		1,299,102
Reclassification BAC (1) (2)		461,534		(570,239)		(915,249)		(1,023,954)
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Loss allowance as of December 31, 2021	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
Transfers:
Transfer from stage 1 to stage 2		(183,333)		183,333		—		—
Transfer from stage 1 to stage 3		(105,447)		—		105,447		—
Transfer from stage 2 to stage 3		—		(625,769)		625,769		—
Transfer from stage 3 to stage 2		—		165,584		(165,584)		—
Transfer from stage 2 to stage 1		377,758		(377,758)		—		—
Transfer from stage 3 to stage 1		98,057		—		(98,057)		—
Net remeasurement of loss allowance (4)		(184,532)		695,126		2,404,266		2,914,860
New financial assets originated or purchased		902,226		316,329		595,011		1,813,566
Financial assets that have been derecognized		(462,600)		(269,020)		(895,971)		(1,627,591)
Unwind of discount (3)		—		28		550,935		550,963
FX and other movements		3,449		28,302		26,477		58,228
Discontinued operations (1)		(3,843)		14,798		253,502		264,457
Loss of control in subsidiary (1)		(640,049)		(1,003,291)		(1,197,326)		(2,840,666)
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Loss allowance as of December 31, 2022	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(171,007)	Ps.	42	Ps.	73,226	Ps.	(97,739)

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(73,359)	Ps.	588,507	Ps.	139,586	Ps.	654,734

(6)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(10,884,862)		10,884,862		—		—
Transfer from stage 1 to stage 3		(1,477,007)		—		1,477,007		—
Transfer from stage 2 to stage 3		—		(1,809,431)		1,809,431		—
Transfer from stage 2 to stage 1		1,911,107		(1,911,107)		—		—
Transfer from stage 3 to stage 2		—		197,795		(197,795)		—
Transfer from stage 3 to stage 1		118,638		—		(118,638)		—
New financial assets originated or purchased		80,348,102		6,663,845		2,498,792		89,510,739
Financial assets that have been paid		(74,679,641)		(2,239,246)		(3,645,906)		(80,564,793)
Net remeasurement of amortized cost and other receivables		(1,355,755)		237,700		2,471,802		1,353,747
Write-offs		(6,369)		(11,953)		(2,936,129)		(2,954,451)
On business combination(3)		12,198,534		390,932		519,752		13,109,218
Discontinued operations (1)		4,960,227		1,134,881		333,176		6,428,284
Reclassification BAC (1) (2)		(7,387,932)		4,977,650		275,129		(2,135,153)
FX and other movements		(462,082)		15,464		18,078		(428,540)
Total portfolio as of December 31, 2020	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165
Transfers:
Transfer from stage 1 to stage 2		(10,995,706)		10,995,706		—		—
Transfer from stage 1 to stage 3		(1,463,566)		—		1,463,566		—
Transfer from stage 2 to stage 3		—		(3,879,203)		3,879,203		—
Transfer from stage 2 to stage 1		5,474,571		(5,474,571)		—		—
Transfer from stage 3 to stage 2		—		809,475		(809,475)		—
Transfer from stage 3 to stage 1		333,523		—		(333,523)		—
New financial assets originated or purchased		112,304,857		3,354,034		1,387,110		117,046,001
Financial assets that have been paid		(97,996,142)		(5,649,252)		(3,708,436)		(107,353,830)
Net remeasurement of amortized cost and other receivables		(2,094,986)		723		2,228,841		134,578
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Discontinued operations (1)		5,034,757		866,278		308,754		6,209,789
Reclassification BAC (1) (2)		9,531,734		(1,103,917)		130,807		8,558,624
FX and other movements		3,272,295		589,783		215,103		4,077,181
Total portfolio as of December 31, 2021	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(8,276,152)		8,276,152		—		—
Transfer from stage 1 to stage 3		(1,659,371)		—		1,659,371		—
Transfer from stage 2 to stage 3		—		(2,939,477)		2,939,477		—
Transfer from stage 2 to stage 1		8,288,205		(8,288,205)		—		—
Transfer from stage 3 to stage 2		—		646,995		(646,995)		—
Transfer from stage 3 to stage 1		367,294		—		(367,294)		—
New financial assets originated or purchased		138,932,725		2,450,770		1,294,360		142,677,855
Financial assets that have been paid		(104,212,015)		(6,284,621)		(4,053,745)		(114,550,381)
Net remeasurement of amortized cost and other receivables		(1,008,007)		213,598		2,341,971		1,547,562
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Discontinued operations (1)		4,985,907		(1,228,725)		(2,082,045)		1,675,137
Loss of control in subsidiary (1)		(68,298,203)		(8,288,834)		(847,564)		(77,434,601)
FX and other movements		5,097,764		723,539		214,964		6,036,267
Total portfolio as of December 31, 2022	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Commercial lending portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(79,114)		79,114		—		—
Transfer from stage 1 to stage 3		(13,838)		—		13,838		—
Transfer from stage 2 to stage 3		—		(102,940)		102,940		—
Transfer from stage 3 to stage 2		—		20,874		(20,874)		—
Transfer from stage 2 to stage 1		92,006		(92,006)		—		—
Transfer from stage 3 to stage 1		6,599		—		(6,599)		—
Net remeasurement of loss allowance (6)		(71,858)		501,454		1,479,078		1,908,674
New financial assets originated or purchased		215,540		115,985		97,730		429,255
Financial assets that have been derecognized		(184,660)		(24,104)		(206,454)		(415,218)
Unwind of discount (3)		—		—		360,126		360,126
FX and other movements		666		(431)		(88)		147
Discontinued operations (1)		(28,412)		128,370		190,407		290,365
Reclassification BAC (1) (2)		29,550		(31,576)		(98,038)		(100,064)
Write-offs		(1,686)		(2,746)		(1,376,835)		(1,381,267)
Loss allowance as of December 31, 2020	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406
Transfers:
Transfer from stage 1 to stage 2		(46,649)		46,649		—		—
Transfer from stage 1 to stage 3		(8,714)		—		8,714		—
Transfer from stage 2 to stage 3		—		(210,321)		210,321		—
Transfer from stage 3 to stage 2		—		48,748		(48,748)		—
Transfer from stage 2 to stage 1		64,201		(64,201)		—		—
Transfer from stage 3 to stage 1		20,081		—		(20,081)		—
Net remeasurement of loss allowance (5)		(274,271)		275,616		1,050,553		1,051,898
New financial assets originated or purchased		403,839		137,181		280,899		821,919
Financial assets that have been derecognized		(196,873)		(105,018)		(347,386)		(649,277)
Unwind of discount (3)		—		—		291,393		291,393
FX and other movements		5,283		3,020		6,543		14,846
Discontinued operations (1)		(22,433)		99,910		166,165		243,642
Reclassification BAC (1) (2)		58,788		(24,946)		(148,509)		(114,667)
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Loss allowance as of December 31, 2021	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
Transfers:
Transfer from stage 1 to stage 2		(33,511)		33,511		—		—
Transfer from stage 1 to stage 3		(33,401)		—		33,401		—
Transfer from stage 2 to stage 3		—		(88,123)		88,123		—
Transfer from stage 3 to stage 2		—		61,402		(61,402)		—
Transfer from stage 2 to stage 1		93,285		(93,285)		—		—
Transfer from stage 3 to stage 1		26,793		—		(26,793)		—
Net remeasurement of loss allowance (4)		(124,267)		(192,441)		1,129,665		812,957
New financial assets originated or purchased		392,719		137,383		317,361		847,463
Financial assets that have been derecognized		(213,019)		(109,718)		(714,900)		(1,037,637)
Unwind of discount (3)		—		14		405,090		405,104
FX and other movements		10,954		9,586		21,774		42,314
Discontinued operations (1)		12,101		(2,612)		3,496		12,985
Loss of control in subsidiary (1)		(185,786)		(244,715)		(268,521)		(699,022)
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Loss allowance as of December 31, 2022	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,598)	Ps.	54,452	Ps.	83,149	Ps.	86,003

(5)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	26,567	Ps.	539,703	Ps.	85,264	Ps.	651,534

(6)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(4,246,025)		4,246,025		—		—
Transfer from stage 1 to stage 3		(846,268)		—		846,268		—
Transfer from stage 2 to stage 3		—		(1,079,233)		1,079,233		—
Transfer from stage 2 to stage 1		759,786		(759,786)		—		—
Transfer from stage 3 to stage 2		—		87,186		(87,186)		—
Transfer from stage 3 to stage 1		52,510		—		(52,510)		—
New financial assets originated or purchased		48,319,273		3,865,761		1,216,166		53,401,200
Financial assets that have been paid		(48,092,063)		(1,103,647)		(2,146,439)		(51,342,149)
Net remeasurement of amortized cost and other receivables		110,841		67,585		1,519,273		1,697,699
Write-offs		(1,686)		(2,746)		(1,376,835)		(1,381,267)
On business combination(3)		6,451,352		92,410		421,270		6,965,032
Discontinued operations (1)		1,669,684		173,787		55,840		1,899,311
Reclassification BAC (1) (2)		(985,017)		1,454,036		189,487		658,506
FX and other movements		96,350		35,175		20,382		151,907
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938
Transfers:
Transfer from stage 1 to stage 2		(6,217,821)		6,217,821		—		—
Transfer from stage 1 to stage 3		(1,074,291)		—		1,074,291		—
Transfer from stage 2 to stage 3		—		(1,757,273)		1,757,273		—
Transfer from stage 2 to stage 1		2,585,939		(2,585,939)		—		—
Transfer from stage 3 to stage 2		—		499,834		(499,834)		—
Transfer from stage 3 to stage 1		189,944		—		(189,944)		—
New financial assets originated or purchased		64,413,391		1,819,955		779,974		67,013,320

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Financial assets that have been paid		(60,721,302)		(2,836,505)		(2,475,498)		(66,033,305)
Net remeasurement of amortized cost and other receivables		(841,693)		(42,188)		1,210,120		326,239
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Discontinued operations (1)		1,592,033		161,627		137,064		1,890,724
Reclassification BAC (1) (2)		5,333,890		236,162		(9,177)		5,560,875
FX and other movements		2,976,581		195,694		196,153		3,368,428
Total portfolio as of December 31, 2021	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804
Transfers:
Transfer from stage 1 to stage 2		(3,412,530)		3,412,530		—		—
Transfer from stage 1 to stage 3		(1,183,677)		—		1,183,677		—
Transfer from stage 2 to stage 3		—		(1,259,406)		1,259,406		—
Transfer from stage 2 to stage 1		3,502,330		(3,502,330)		—		—
Transfer from stage 3 to stage 2		—		311,858		(311,858)		—
Transfer from stage 3 to stage 1		152,800		—		(152,800)		—
New financial assets originated or purchased		76,419,265		1,177,731		723,459		78,320,455
Financial assets that have been paid		(60,407,178)		(3,742,642)		(3,106,059)		(67,255,879)
Net remeasurement of amortized cost and other receivables		(180,790)		102,831		1,566,802		1,488,843
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Discontinued operations (1)		3,560,936		71,257		(953,514)		2,678,679
Loss of control in subsidiary (1)		(33,537,080)		(2,931,541)		35,349		(36,433,272)
FX and other movements		4,188,763		286,453		219,416		4,694,632
Total portfolio as of December 31, 2022	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Interbank and overnight funds [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 3 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (3)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Write-offs		—		—		—		—
Loss allowance balance as of December 31, 2020	Ps.	792	Ps.	—	Ps.	59	Ps.	851
Net remeasurement of loss allowance (2)		(2,142)		—		—		(2,142)
New financial assets originated or purchased		5,670		—		—		5,670
Financial assets that have been derecognized		(1,934)		—		(59)		(1,993)
Loss allowance balance as of December 31, 2021	Ps.	2,386	Ps.	—	Ps.	—	Ps.	2,386
Net remeasurement of loss allowance (1)		3		—		—		3
New financial assets originated or purchased		17,244		—		—		17,244
Financial assets that have been derecognized		(18,189)		—		—		(18,189)
Loss allowance as of December 31, 2022	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(611)	Ps.	—	Ps.	—	Ps.	(611)

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	77	Ps.	—	Ps.	—	Ps.	77

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
New financial assets originated or purchased		2,631,805		—		—		2,631,805
Financial assets that have been paid		(1,596,605)		(2)		(975)		(1,597,582)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(3)		472,785		—		—		472,785
Discontinued operations (1)		947		—		—		947
Reclassification BAC (1) (2)		585,199		—		—		585,199
FX and other movements		(117,519)		—		—		(117,519)
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678
New financial assets originated or purchased		1,531,771		—		—		1,531,771
Financial assets that have been paid		(2,671,104)		—		—		(2,671,104)
Net remeasurement of amortized cost and other receivables		16,676		—		(139)		16,537
Discontinued operations (1)		1,529		—		—		1,529
Reclassification BAC (1) (2)		(607,582)		—		—		(607,582)
FX and other movements		253,604		—		—		253,604
Total portfolio as of December 31, 2021	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433
New financial assets originated or purchased		23,119,916		—		1		23,119,917
Financial assets that have been paid		(18,982,865)		—		—		(18,982,865)
Net remeasurement of amortized cost and other receivables		84,916		—		—		84,916
Discontinued operations (1)		249		—		—		249
Loss of control in subsidiary (1)		(1,442,427)		—		—		(1,442,427)
FX and other movements		(30,480)		—		—		(30,480)
Total portfolio as of December 31, 2022	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(288,573)		288,573		—		—
Transfer from stage 1 to stage 3		(67,241)		—		67,241		—
Transfer from stage 2 to stage 3		—		(349,045)		349,045		—
Transfer from stage 3 to stage 2		—		47,842		(47,842)		—
Transfer from stage 2 to stage 1		108,986		(108,986)		—		—
Transfer from stage 3 to stage 1		19,019		—		(19,019)		—
Net remeasurement of loss allowance (6)		248,031		902,779		1,100,150		2,250,960
New financial assets originated or purchased		185,305		141,820		88,339		415,464
Financial assets that have been derecognized		(172,572)		(122,795)		91,746		(203,621)
Unwind of discount (3)		—		—		107,099		107,099
FX and other movements		(413)		(2,508)		(3,610)		(6,531)
Discontinued operations (1)		(342,742)		926,975		610,786		1,195,019
Reclassification BAC (1) (2)		249,584		(621,246)		(491,176)		(862,838)
Write-offs		(4,153)		(8,793)		(1,498,675)		(1,511,621)
Loss allowance as of December 31, 2020	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
Transfers:
Transfer from stage 1 to stage 2		(144,734)		144,734		—		—
Transfer from stage 1 to stage 3		(51,891)		—		51,891		—
Transfer from stage 2 to stage 3		—		(545,940)		545,940		—
Transfer from stage 3 to stage 2		—		89,458		(89,458)		—
Transfer from stage 2 to stage 1		126,680		(126,680)		—		—
Transfer from stage 3 to stage 1		18,283		—		(18,283)		—
Net remeasurement of loss allowance (5)		(233,642)		222,504		1,482,010		1,470,872
New financial assets originated or purchased		493,695		131,386		222,117		847,198
Financial assets that have been derecognized		(223,040)		(211,872)		(54,758)		(489,670)
Unwind of discount (3)		—		—		121,699		121,699
FX and other movements		(27)		6,989		2,564		9,526
Discontinued operations (1)		(212,651)		450,272		747,424		985,045
Reclassification BAC (1) (2)		345,830		(528,905)		(735,990)		(919,065)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Loss allowance as of December 31, 2021	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
Transfers:
Transfer from stage 1 to stage 2		(142,762)		142,762		—		—
Transfer from stage 1 to stage 3		(70,964)		—		70,964		—
Transfer from stage 2 to stage 3		—		(498,736)		498,736		—
Transfer from stage 3 to stage 2		—		92,189		(92,189)		—
Transfer from stage 2 to stage 1		211,028		(211,028)		—		—
Transfer from stage 3 to stage 1		55,658		—		(55,658)		—
Net remeasurement of loss allowance (4)		(1,000)		863,809		1,245,918		2,108,727
New financial assets originated or purchased		473,946		174,616		267,651		916,213
Financial assets that have been derecognized		(201,480)		(149,438)		(175,323)		(526,241)
Unwind of discount (3)		—		13		119,709		119,722
FX and other movements		(2,575)		9,007		3,555		9,987
Discontinued operations (1)		(9,751)		15,493		240,008		245,750
Loss of control in subsidiary (1)		(412,745)		(585,225)		(802,042)		(1,800,012)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Loss allowance as of December 31, 2022	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(54,668)	Ps.	(37,148)	Ps.	(569)	Ps.	(92,385)

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(97,455)	Ps.	56,801	Ps.	15,669	Ps.	(24,985)

(6)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(4,782,608)		4,782,608		—		—
Transfer from stage 1 to stage 3		(564,000)		—		564,000		—
Transfer from stage 2 to stage 3		—		(630,766)		630,766		—
Transfer from stage 2 to stage 1		794,373		(794,373)		—		—
Transfer from stage 3 to stage 2		—		92,505		(92,505)		—
Transfer from stage 3 to stage 1		49,535		—		(49,535)		—
New financial assets originated or purchased		27,210,747		2,355,069		1,242,290		30,808,106
Financial assets that have been paid		(23,474,601)		(1,046,350)		(1,385,252)		(25,906,203)
Net remeasurement of amortized cost and other receivables		(1,465,800)		136,596		870,035		(459,169)
Write-offs		(4,153)		(8,793)		(1,499,360)		(1,512,306)
On business combination(3)		2,861,841		154,993		48,033		3,064,867
Discontinued operations (1)		2,624,474		717,528		249,232		3,591,234
Reclassification BAC (1) (2)		(5,084,892)		1,726,467		43,654		(3,314,771)
FX and other movements		(266,882)		(10,206)		336		(276,752)
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(3,955,559)		3,955,559		—		—
Transfer from stage 1 to stage 3		(363,213)		—		363,213		—
Transfer from stage 2 to stage 3		—		(1,869,405)		1,869,405		—
Transfer from stage 2 to stage 1		2,193,145		(2,193,145)		—		—
Transfer from stage 3 to stage 2		—		252,599		(252,599)		—
Transfer from stage 3 to stage 1		102,385		—		(102,385)		—
New financial assets originated or purchased		41,759,298		1,448,809		595,885		43,803,992
Financial assets that have been paid		(32,129,847)		(2,570,086)		(1,102,267)		(35,802,200)
Net remeasurement of amortized cost and other receivables		(1,170,836)		15,274		921,205		(234,357)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Discontinued operations (1)		2,732,637		506,255		133,900		3,372,792
Reclassification BAC (1) (2)		3,256,691		(1,111,052)		(48,484)		2,097,155
FX and other movements		(1,451)		195,067		6,262		199,878
Total portfolio as of December 31, 2021	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145
Transfers:
Transfer from stage 1 to stage 2		(3,939,985)		3,939,985		—		—
Transfer from stage 1 to stage 3		(456,120)		—		456,120		—
Transfer from stage 2 to stage 3		—		(1,433,947)		1,433,947		—
Transfer from stage 2 to stage 1		2,810,585		(2,810,585)		—		—
Transfer from stage 3 to stage 2		—		258,837		(258,837)		—
Transfer from stage 3 to stage 1		146,229		—		(146,229)		—
New financial assets originated or purchased		34,459,205		1,219,507		564,562		36,243,274
Financial assets that have been paid		(22,753,127)		(2,332,167)		(826,367)		(25,911,661)
Net remeasurement of amortized cost and other receivables		(788,200)		69,133		681,170		(37,897)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Discontinued operations (1)		1,156,225		(80,679)		(477,697)		597,849
Loss of control in subsidiary (1)		(22,340,862)		(3,498,287)		(882,530)		(26,721,679)
FX and other movements		549,432		164,844		(10,625)		703,651
Total portfolio as of December 31, 2022	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(5,974)		5,974		—		—
Transfer from stage 1 to stage 3		(1,022)		—		1,022		—
Transfer from stage 2 to stage 3		—		(16,168)		16,168		—
Transfer from stage 3 to stage 2		—		3,380		(3,380)		—
Transfer from stage 2 to stage 1		11,043		(11,043)		—		—
Transfer from stage 3 to stage 1		2,814		—		(2,814)		—
Net remeasurement of loss allowance (6)		(2,710)		64,119		46,685		108,094
New financial assets originated or purchased		10,620		1,850		2,089		14,559
Financial assets that have been derecognized		(3,515)		(2,518)		(5,337)		(11,370)
Unwind of discount (3)		—		—		11,772		11,772
FX and other movements		(10)		(1,163)		(40)		(1,213)
Discontinued operations (1)		(41,666)		135,138		85,385		178,857
Reclassification BAC (1) (2)		44,808		(33,742)		(92,549)		(81,483)
Write-offs		(480)		(234)		(9,156)		(9,870)
Loss allowance balance as of December 31, 2020	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904
Transfers:
Transfer from stage 1 to stage 2		(5,944)		5,944		—		—
Transfer from stage 1 to stage 3		(322)		—		322		—
Transfer from stage 2 to stage 3		—		(26,501)		26,501		—
Transfer from stage 3 to stage 2		—		10,387		(10,387)		—
Transfer from stage 2 to stage 1		14,441		(14,441)		—		—
Transfer from stage 3 to stage 1		6,819		—		(6,819)		—
Net remeasurement of loss allowance (5)		(7,201)		80,638		37,248		110,685
New financial assets originated or purchased		13,900		5,093		7,636		26,629
Financial assets that have been derecognized		(15,995)		(14,577)		(6,981)		(37,553)
Unwind of discount (3)		—		1		13,944		13,945
FX and other movements		(116)		4,515		381		4,780
Discontinued operations (1)		(39,674)		33,437		76,652		70,415
Reclassification BAC (1) (2)		56,916		(16,388)		(30,750)		9,778
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Loss allowance balance as of December 31, 2021	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
Transfers:
Transfer from stage 1 to stage 2		(4,775)		4,775		—		—
Transfer from stage 1 to stage 3		(266)		—		266		—
Transfer from stage 2 to stage 3		—		(28,228)		28,228		—
Transfer from stage 3 to stage 2		—		10,553		(10,553)		—
Transfer from stage 2 to stage 1		70,544		(70,544)		—		—
Transfer from stage 3 to stage 1		15,267		—		(15,267)		—
Net remeasurement of loss allowance (4)		(55,643)		19,536		25,930		(10,177)
New financial assets originated or purchased		12,837		4,133		9,982		26,952
Financial assets that have been derecognized		(27,664)		(8,938)		(5,375)		(41,977)
Unwind of discount (3)		—		1		17,084		17,085
FX and other movements		(4,930)		9,709		1,148		5,927
Discontinued operations (1)		(6,193)		1,917		9,998		5,722
Loss of control in subsidiary (1)		(41,518)		(173,351)		(126,763)		(341,632)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Loss allowance as of December 31, 2022	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired			Total
Ps.	(63,752)	Ps.	(17,595)	Ps.	(9,268)	Ps.	(90,615)

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	7,918	Ps.	(1,149)	Ps.	38,678	Ps.	45,447

(6)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(1,715,034)		1,715,034		—		—
Transfer from stage 1 to stage 3		(53,136)		—		53,136		—
Transfer from stage 2 to stage 3		—		(83,009)		83,009		—
Transfer from stage 2 to stage 1		342,585		(342,585)		—		—
Transfer from stage 3 to stage 2		—		15,554		(15,554)		—
Transfer from stage 3 to stage 1		15,731		—		(15,731)		—
New financial assets originated or purchased		1,900,405		421,836		(21,141)		2,301,100
Financial assets that have been paid		(1,359,297)		(71,861)		(71,356)		(1,502,514)
Net remeasurement of amortized cost and other receivables		140,786		30,991		82,847		254,624
Write-offs		(480)		(234)		(8,471)		(9,185)
On business combination(3)		2,412,556		143,529		50,449		2,606,534
Discontinued operations (1)		665,122		243,566		28,104		936,792
Reclassification BAC (1) (2)		(1,903,222)		1,797,147		41,988		(64,087)
FX and other movements		(174,031)		(9,505)		(2,640)		(186,176)
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(773,274)		773,274		—		—
Transfer from stage 1 to stage 3		(18,990)		—		18,990		—
Transfer from stage 2 to stage 3		—		(164,767)		164,767		—
Transfer from stage 2 to stage 1		657,398		(657,398)		—		—
Transfer from stage 3 to stage 2		—		47,618		(47,618)		—
Transfer from stage 3 to stage 1		39,085		—		(39,085)		—
New financial assets originated or purchased		4,417,205		85,222		6,750		4,509,177
Financial assets that have been paid		(2,315,419)		(207,019)		(105,803)		(2,628,241)
Net remeasurement of amortized cost and other receivables		(99,596)		22,411		76,779		(406)
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Discontinued operations (1)		708,558		198,396		37,790		944,744
Reclassification BAC (1) (2)		1,548,735		(229,027)		188,468		1,508,176
FX and other movements		43,561		199,022		12,688		255,271
Total portfolio as of December 31, 2021	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316
Transfers:
Transfer from stage 1 to stage 2		(896,435)		896,435		—		—
Transfer from stage 1 to stage 3		(13,682)		—		13,682		—
Transfer from stage 2 to stage 3		—		(219,362)		219,362		—
Transfer from stage 2 to stage 1		1,954,180		(1,954,180)		—		—
Transfer from stage 3 to stage 2		—		72,617		(72,617)		—
Transfer from stage 3 to stage 1		67,285		—		(67,285)		—
New financial assets originated or purchased		4,715,113		53,475		6,304		4,774,892
Financial assets that have been paid		(1,891,256)		(197,058)		(103,664)		(2,191,978)
Net remeasurement of amortized cost and other receivables		(130,620)		39,252		83,758		(7,610)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Discontinued operations (1)		268,497		(1,219,303)		(650,834)		(1,601,640)
Loss of control in subsidiary (1)		(10,977,834)		(1,859,006)		(383)		(12,837,223)
FX and other movements		390,049		272,242		6,173		668,464
Total portfolio as of December 31, 2022	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Microcredit [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (4)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance balance as of December 31, 2020	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039
Transfers:
Transfer from stage 1 to stage 2		(5,398)		5,398		—		—
Transfer from stage 1 to stage 3		(1,026)		—		1,026		—
Transfer from stage 2 to stage 3		—		(28,310)		28,310		—
Transfer from stage 3 to stage 2		—		3,385		(3,385)		—
Transfer from stage 2 to stage 1		2,304		(2,304)		—		—
Transfer from stage 3 to stage 1		452		—		(452)		—
Net remeasurement of loss allowance (3)		(11,869)		(18,726)		46,548		15,953
New financial assets originated or purchased		9,648		630		21		10,299
Financial assets that have been derecognized		(4,050)		(4,022)		(656)		(8,728)
Unwind of discount (1)		—		—		13,415		13,415
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Loss allowance balance as of December 31, 2021	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
Transfers:
Transfer from stage 1 to stage 2		(2,285)		2,285		—		—
Transfer from stage 1 to stage 3		(816)		—		816		—
Transfer from stage 2 to stage 3		—		(10,682)		10,682		—
Transfer from stage 3 to stage 2		—		1,440		(1,440)		—
Transfer from stage 2 to stage 1		2,901		(2,901)		—		—
Transfer from stage 3 to stage 1		339		—		(339)		—
Net remeasurement of loss allowance (2)		(3,625)		4,222		2,753		3,350
New financial assets originated or purchased		5,480		197		17		5,694
Financial assets that have been derecognized		(2,248)		(926)		(373)		(3,547)
Unwind of discount (1)		—		—		9,052		9,052
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Loss allowance as of December 31, 2022	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(378)	Ps.	333	Ps.	(86)	Ps.	(131)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(10,466)	Ps.	(6,848)	Ps.	(25)	Ps.	(17,339)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Financial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321
Transfers:
Transfer from stage 1 to stage 2		(49,052)		49,052		—		—
Transfer from stage 1 to stage 3		(7,072)		—		7,072		—
Transfer from stage 2 to stage 3		—		(87,758)		87,758		—
Transfer from stage 2 to stage 1		38,089		(38,089)		—		—
Transfer from stage 3 to stage 2		—		9,424		(9,424)		—
Transfer from stage 3 to stage 1		2,109		—		(2,109)		—
New financial assets originated or purchased		183,192		48		4,501		187,741
Financial assets that have been paid		(158,470)		(35,642)		(24,868)		(218,980)
Net remeasurement of amortized cost and other receivables		463		5,226		20,876		26,565
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Total portfolio as of December 31, 2021	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739
Transfers:
Transfer from stage 1 to stage 2		(27,202)		27,202		—		—
Transfer from stage 1 to stage 3		(5,892)		—		5,892		—
Transfer from stage 2 to stage 3		—		(26,762)		26,762		—
Transfer from stage 2 to stage 1		21,110		(21,110)		—		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 2		—		3,683		(3,683)		—
Transfer from stage 3 to stage 1		980		—		(980)		—
New financial assets originated or purchased		219,226		57		34		219,317
Financial assets that have been paid		(177,589)		(12,754)		(17,655)		(207,998)
Net remeasurement of amortized cost and other receivables		6,687		2,382		10,241		19,310
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Total portfolio as of December 31, 2022	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720

Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,653,956	Ps.	—	Ps.	—	Ps.	12,653,956
Financial entities		577,117		—		—		577,117
Total investment grade	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	13,231,073

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	9,860,003	Ps.	—	Ps.	—	Ps.	9,860,003
Financial entities		524,251		—		—		524,251
Total investment grade	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	10,384,254

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
e)	Other accounts receivable at FVTPL

	December 31, 2022		December 31, 2021
Investment grade
Sovereign (*)	Ps.	3,507,231	Ps.	3,228,480
Total investment grade	Ps.	3,507,231	Ps.	3,228,480

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, general approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155
Net remeasurement of loss allowance		2,378		2,865		41,515		46,758
FX and other movements		(49)		358		1,223		1,532
Write-offs		(1,526)		—		(20,760)		(22,286)
Loss allowance as of December 31, 2021	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159
Net remeasurement of loss allowance		7,680		2,190		48,003		57,873
FX and other movements		1,748		1,240		177		3,165
Write-offs		(3,390)		—		(37,506)		(40,896)
Loss allowance as of December 31, 2022	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

	Loss allowance
Loss allowance as of January 1, 2020	Ps.	173,307
On business combination (3)		217
Reclassification BAC (1)(2)		(1,964)
Discontinued operations (1)		10,856
Provision charged to profit or loss		30,060
Recovery of partial payments from the clients		(4,302)
Write-offs		(4,177)
Exchange gains (losses) in foreign currency		(95)
Loss allowance as of December 31, 2020	Ps.	203,902
Reclassification BAC (1)(2)		(1,157)
Discontinued operations (1)		8,659
Provision charged to profit or loss		30,039
Recovery for partial payments from the clients		(5,157)
Write-offs		(25,951)
Exchange gains (losses) in foreign currency		7,308
Loss allowance as of December 31, 2021	Ps.	217,643
Loss of control in subsidiary (1)		(33,024)
Discontinued operations (1)		469
Entity liquidation		(1,592)
Provision charged to profit or loss		27,519
Recovery for partial payments from the clients		(6,751)
Write-offs		(7,948)
Exchange gains (losses) in foreign currency		799
Loss allowance as of December 31, 2022	Ps.	197,115

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
d)	Investments in debt securities at amortized cost

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,333,070	Ps.	—	Ps.	—	Ps.	2,333,070
Financial entities		29,026		—		—		29,026
Total investment grade	Ps.	2,362,096	Ps.	—	Ps.	—	Ps.	2,362,096
Speculative grade
Other public entities (**)	Ps.	4,509,839	Ps.	—	Ps.	—	Ps.	4,509,839
Corporate		72,390		—		—		72,390
Financial Entities		2,520,330		—		—		2,520,330
Total speculative grade	Ps.	7,102,559	Ps.	—	Ps.	—	Ps.	7,102,559
Without Grade or Not available
Corporate	Ps.	157,338	Ps.	80,199	Ps.	—	Ps.	237,537
Financial Entities		43,851		25,449		—		69,300
Total Without Grade or Not available	Ps.	201,189	Ps.	105,648	Ps.	—	Ps.	306,837
	Ps.	9,665,844	Ps.	105,648	Ps.	—	Ps.	9,771,492

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2021
		Stage 1		Stage 2			Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,596,941	Ps.	—		Ps.	—	Ps.	1,596,941
Financial entities		12,096		—			—		12,096
Total investment grade	Ps.	1,609,037	Ps.	—		Ps.	—	Ps.	1,609,037
Speculative grade
Other public entities (**)	Ps.	3,696,298	Ps.	—	Ps.		—	Ps.	3,696,298
Corporate		67,332		—			—		67,332
Financial entities		55,657		—			—		55,657
Total speculative grade	Ps.	3,819,287	Ps.	—		Ps.	—	Ps.	3,819,287
Without Grade or Not available
Corporate	Ps.	133,149	Ps.	133,262		Ps.	—	Ps.	266,411
Financial Entities		60,488		19,847			—		80,335
Total Without Grade or Not available	Ps.	193,637	Ps.	153,109		Ps.	—	Ps.	346,746
	Ps.	5,621,961	Ps.	153,109		Ps.	—	Ps.	5,775,070

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2020	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (5)		(755)		—		—		(755)
New financial assets originated or purchased		6,812		8		—		6,820
Financial assets that have been derecognized		(1,272)		—		—		(1,272)
Discontinued operations (1)		1,900		—		—		1,900
Reclassification BAC (1) (2)		192		—		—		192
FX and other movements		(426)		(1)		—		(427)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195
Transfer from stage 1 to stage 2		(1,796)		1,796		—		—
Net remeasurement of loss allowance (4)		(2,443)		4,069		—		1,626
New financial assets originated or purchased		2,179		1,443		—		3,622
Financial assets that have been derecognized		(1,622)		—		—		(1,622)
Discontinued operations (1)		(1,087)		5		—		(1,082)
Reclassification BAC (1) (2)		(417)		(5)		—		(422)
FX and other movements		1,295		86		—		1,381
Loss allowance as of December 31, 2021	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698
Net remeasurement of loss allowance (3)		19,761		547		—		20,308
New financial assets originated or purchased		2,198		—		—		2,198
Financial assets that have been derecognized		(1,015)		(1,090)		—		(2,105)
Discontinued operations (1)		(85)		—		—		(85)
Loss of control in subsidiary (1)		(503)		—		—		(503)
FX and other movements		4,910		1,509		—		6,419
Loss allowance as of December 31, 2022	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(70)	Ps.	48	Ps.	—	Ps.	(22)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(225)	Ps.	—	Ps.	—	Ps.	(225)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the investments portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Net remeasurement of loss allowance (5)		560		—		—		560
New financial assets originated or purchased		16,158		—		—		16,158
Financial assets that have been derecognized		(4,677)		—		—		(4,677)
Discontinued operations (1)		55,862		169		—		56,031
Reclassification BAC (1) (2)		(4,999)		10		—		(4,989)
FX and other movements		(677)		—		—		(677)
Loss allowance balance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
Net remeasurement of loss allowance (4)		(1,829)		—		—		(1,829)
New financial assets originated or purchased		7,809		—		—		7,809
Financial assets that have been derecognized		(8,948)		2		—		(8,946)
Discontinued operations (1)		16,821		(180)		—		16,641
Reclassification BAC (1) (2)		12,702		1		—		12,703
FX and other movements		1,116		(2)		—		1,114
Loss allowance balance as of December 31, 2021	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978
Net remeasurement of loss allowance (3)		(3,217)		—		—		(3,217)
New financial assets originated or purchased		4,409		—		—		4,409
Financial assets that have been derecognized		(4,870)		—		—		(4,870)
Discontinued operations (1)		2,935		—		—		2,935
Loss of control in subsidiary (1)		(111,358)		—		—		(111,358)
FX and other movements		809		—		—		809
Loss allowance as of December 31, 2022	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,056)	Ps.	—	Ps.	—	Ps.	(1,056)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(12,852)	Ps.	—	Ps.	—	Ps.	(12,852)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the investments portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	13,025,432	Ps.	13,897,802
Securities issued or secured by other Colombian Government entities		278,335		289,582
Securities issued or secured by other financial entities		707,630		877,265
Securities issued or secured by non-financial sector entities		5,233		16,040
Others		310,160		350,386
Total in Colombian Pesos	Ps.	14,326,790	Ps.	15,431,075
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,527,440	Ps.	2,173,960
Securities issued or secured by other Colombian Government entities		510,913		533,332
Securities issued or secured by foreign Governments		3,396,455		12,732,664
Securities issued or secured by central banks		194,098		1,857,718
Securities issued or secured by other financial entities		915,274		3,327,659
Securities issued or secured by non-financial sector entities		48,574		721,670
Others		542,261		715,788
Total in foreign currency	Ps.	8,135,015	Ps.	22,062,791
Total debt securities at FVOCI	Ps.	22,461,805	Ps.	37,493,866

Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

Credit worthiness	December 31, 2022		December 31, 2021
Investment grade	Ps.	1,257,143	Ps.	986,231
Speculative		4,165		1,504
Without grade or not available		800,951		219,422
Total	Ps.	2,062,259	Ps.	1,207,157